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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $19,738,214)
Angola (Rep of), 9.500%, 11/12/2025		3,207,000	$3,735,110	0.23
Angola (Rep of), 8.250%, 05/09/2028		2,495,000	2,687,090	0.17
Angola (Rep of), 8.000%, 11/26/2029(2)		3,920,000	4,143,518	0.26
Angola (Rep of), 9.375%, 05/08/2048		6,762,000	7,324,382	0.45
Angola (Rep of), 9.125%, 11/26/2049(2)		2,925,000	3,083,330	0.19
			20,973,430	1.30
Argentina (Cost $82,990,733)
Argentina (Rep of), 6.875%, 04/22/2021		16,243,000	8,737,469	0.54
Argentina (Rep of), 5.625%, 01/26/2022		6,556,000	3,225,552	0.20
Argentina (Rep of), 4.625%, 01/11/2023		10,749,000	4,955,396	0.31
Argentina (Rep of), 7.500%, 04/22/2026		6,931,000	3,157,071	0.19
Argentina (Rep of), 5.875%, 01/11/2028		5,972,000	2,612,750	0.16
Argentina (Rep of), 8.280%, 12/31/2033		6,310,372	3,478,733	0.21
Argentina (Rep of), (Step to 5.250% on 03/31/2029), 3.750%, 12/31/2038(3)		11,105,926	4,675,595	0.29
Argentina (Rep of), 7.625%, 04/22/2046		8,256,000	3,521,184	0.22
Argentina (Rep of), 6.875%, 01/11/2048		19,420,000	8,204,950	0.51
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 42.441%, 03/01/2020	ARS	8,070,000	84,714	—
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 37.996%, 04/03/2022	ARS	77,137,255	575,347	0.04
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 53.259%, 06/21/2020	ARS	362,399,363	2,845,314	0.18
Argentina Treasury Bills, 0.000%, 05/13/2020(4)	ARS	103,050,953	1,077,981	0.07
Argentina Treasury Bills, 0.000%, 07/29/2020(4)	ARS	21,930,360	308,782	0.02
Argentina Treasury Bills, 0.000%, 08/27/2020(4)	ARS	16,944,720	188,731	0.01
Argentina Treasury Bills, 0.000%, 10/29/2020(4)	ARS	101,103,019	1,157,314	0.07
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 39.264%, 03/29/2024	ARS	50,819,611	518,453	0.03
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%), 39.114%, 04/12/2025(2)	ARS	62,075,000	378,781	0.02
YPF S.A., 8.750%, 04/04/2024		4,470,000	4,309,125	0.27
			54,013,242	3.34
Azerbaijan (Cost $11,276,006)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		6,139,000	7,347,745	0.45
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		710,000	748,148	0.05
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		3,424,000	4,233,981	0.26
			12,329,874	0.76

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Bahrain (Cost $11,185,932)
Bahrain (Rep of), 7.000%, 10/12/2028		1,046,000	$1,233,015	0.08
Bahrain (Rep of), 7.500%, 09/20/2047		5,589,000	6,825,566	0.42
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		1,717,000	2,009,103	0.12
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		2,400,000	2,955,000	0.18
			13,022,684	0.80
Belarus (Cost $10,487,219)
Belarus (Rep of), 6.875%, 02/28/2023		5,664,000	6,101,261	0.38
Belarus (Rep of), 7.625%, 06/29/2027		2,746,000	3,169,076	0.19
Belarus (Rep of), 6.200%, 02/28/2030		1,622,000	1,766,066	0.11
			11,036,403	0.68
Brazil (Cost $147,601,405)
Brazil (Rep of), 2.625%, 01/05/2023		3,239,000	3,284,378	0.20
Brazil (Rep of), 4.250%, 01/07/2025		4,322,000	4,678,565	0.29
Brazil (Rep of), 6.000%, 04/07/2026		2,396,000	2,839,260	0.18
Brazil (Rep of), 4.625%, 01/13/2028		3,916,000	4,319,387	0.27
Brazil (Rep of), 8.250%, 01/20/2034		1,554,000	2,207,473	0.14
Brazil (Rep of), 7.125%, 01/20/2037		2,223,000	2,936,605	0.18
Brazil (Rep of), 5.625%, 01/07/2041		1,397,000	1,621,232	0.10
Brazil (Rep of), 5.000%, 01/27/2045		3,254,000	3,519,234	0.22
Brazil (Rep of), 5.625%, 02/21/2047		1,949,000	2,284,228	0.14
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2022(4)	BRL	38,934,000	8,028,962	0.50
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023(4)	BRL	182,494,000	35,183,765	2.17
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	93,048,000	25,777,973	1.59
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	32,174,000	9,100,086	0.56
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	7,819,000	2,242,719	0.14
Oi S.A., 10.000%, 07/27/2025(5)		19,625,000	19,026,438	1.18
Samarco Mineracao S.A., 4.125%, 11/01/2022(6)		9,937,000	6,434,208	0.40
Samarco Mineracao S.A., 5.750%, 10/24/2023(6)		11,258,000	7,514,715	0.46
Samarco Mineracao S.A., 5.375%, 09/26/2024(6)		8,235,000	5,476,275	0.34
			146,475,503	9.06
Chile (Cost $36,628,103)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,560,000	1,607,703	0.10
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	134,500	5,197,536	0.32
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	14,500	593,206	0.04
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	13,000	550,982	0.03
Bonos de la Tesoreria de la Republica en pesos, 4.000%, 03/01/2023(2)	CLP	2,670,000,000	3,503,838	0.22
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030(2)	CLP	1,780,000,000	2,476,161	0.15
Chile (Rep of), 3.240%, 02/06/2028		1,133,000	1,212,310	0.08
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,661,000	1,801,666	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Chile (continued)
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		3,379,000	$4,404,509	0.27
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		4,516,000	5,369,664	0.33
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,867,000	2,120,038	0.13
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		3,041,000	3,399,632	0.21
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,730,000	1,804,262	0.11
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		3,035,000	3,144,503	0.20
			37,186,010	2.30
China (Cost $65,274,386)
Amber Circle Funding Ltd., 3.250%, 12/04/2022		4,077,000	4,197,679	0.26
China (Rep of), 3.290%, 05/23/2029	CNY	61,130,000	8,990,264	0.56
China (Rep of), 3.130%, 11/21/2029	CNY	59,420,000	8,675,597	0.54
China (Rep of), 3.860%, 07/22/2049	CNY	27,570,000	4,167,367	0.26
China Evergrande Group, 7.500%, 06/28/2023		9,356,000	8,190,227	0.51
China Evergrande Group, 10.500%, 04/11/2024		5,393,000	4,936,691	0.30
China Evergrande Group, 8.750%, 06/28/2025		2,865,000	2,407,719	0.15
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(2)(6)(7)(8)		1,975,424	—	—
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		6,135,000	6,067,163	0.37
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,025,000	3,029,812	0.19
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		6,435,000	6,051,081	0.37
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		3,526,000	3,586,189	0.22
Sinochem Overseas Capital Co. Ltd., 6.300%, 11/12/2040		1,170,000	1,667,572	0.10
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,790,000	2,261,413	0.14
			64,228,774	3.97
Colombia (Cost $48,675,091)
Colombia (Rep of), 11.750%, 02/25/2020		49,000	49,368	—
Colombia (Rep of), 4.000%, 02/26/2024		2,878,000	3,053,385	0.19
Colombia (Rep of), 8.125%, 05/21/2024		3,276,000	4,044,779	0.25
Colombia (Rep of), 3.875%, 04/25/2027		3,023,000	3,248,214	0.20
Colombia (Rep of), 7.375%, 09/18/2037		2,551,000	3,743,593	0.23
Colombia (Rep of), 6.125%, 01/18/2041		4,101,000	5,542,255	0.34
Colombia (Rep of), 5.625%, 02/26/2044		3,616,000	4,682,720	0.29
Colombia (Rep of), 5.000%, 06/15/2045		2,757,000	3,349,755	0.21
Colombian TES, 7.000%, 05/04/2022	COP	22,555,900,000	6,906,922	0.43
Colombian TES, 4.750%, 02/23/2023	COP	61,670,000	5,398,232	0.33
Colombian TES, 10.000%, 07/24/2024	COP	9,497,500,000	3,313,015	0.21
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	786,315	0.05
Colombian TES, 7.500%, 08/26/2026	COP	12,582,400,000	4,086,402	0.25
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,719,276	0.17
			50,924,231	3.15
Costa Rica (Cost $5,301,842)
Banco Nacional de Costa Rica, 6.250%, 11/01/2023		2,390,000	2,548,337	0.16
Costa Rica (Rep of), 6.125%, 02/19/2031(2)		1,399,000	1,488,186	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Costa Rica (continued)
Costa Rica (Rep of), 5.625%, 04/30/2043		1,460,000	$1,355,610	0.08
Costa Rica (Rep of), 7.000%, 04/04/2044		273,000	289,244	0.02
			5,681,377	0.35
Croatia (Cost $16,481,320)
Croatia (Rep of), 6.625%, 07/14/2020		4,953,000	5,046,790	0.31
Croatia (Rep of), 6.375%, 03/24/2021		4,315,000	4,523,484	0.28
Croatia (Rep of), 6.000%, 01/26/2024		6,492,000	7,460,606	0.46
			17,030,880	1.05
Czech Republic (Cost $9,445,161)
Czech (Rep of), 1.000%, 06/26/2026	CZK	3,310,000	140,770	0.01
Czech (Rep of), 0.950%, 05/15/2030	CZK	38,960,000	1,619,968	0.10
Czech (Rep of), 2.000%, 10/13/2033	CZK	112,070,000	5,283,348	0.33
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	385,250	0.02
New World Resources N.V., 8.000%, 04/07/2020(6)(8)	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020(6)(8)	EUR	669,526	—	—
			7,429,336	0.46
Dominican Republic (Cost $28,977,253)
Dominican (Rep of), 7.500%, 05/06/2021		1,518,667	1,571,061	0.10
Dominican (Rep of), 6.600%, 01/28/2024		2,519,000	2,799,869	0.17
Dominican (Rep of), 5.875%, 04/18/2024		3,920,000	4,202,240	0.26
Dominican (Rep of), 5.500%, 01/27/2025		1,904,000	2,037,280	0.13
Dominican (Rep of), 6.875%, 01/29/2026		6,316,000	7,209,714	0.44
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,150,000	555,251	0.03
Dominican (Rep of), 6.000%, 07/19/2028		1,450,000	1,607,325	0.10
Dominican (Rep of), 7.450%, 04/30/2044		2,935,000	3,511,727	0.22
Dominican (Rep of), 6.850%, 01/27/2045		6,158,000	6,927,750	0.43
			30,422,217	1.88
Ecuador (Cost $87,282,369)
Ecuador (Rep of), 10.500%, 03/24/2020		3,453,000	3,453,000	0.21
Ecuador (Rep of), 10.750%, 03/28/2022		7,299,000	7,226,010	0.45
Ecuador (Rep of), 8.750%, 06/02/2023		5,119,000	4,773,467	0.30
Ecuador (Rep of), 7.950%, 06/20/2024		7,780,000	6,846,400	0.42
Ecuador (Rep of), 9.650%, 12/13/2026		16,938,000	15,032,475	0.93
Ecuador (Rep of), 9.625%, 06/02/2027		7,056,000	6,209,280	0.38
Ecuador (Rep of), 8.875%, 10/23/2027		10,712,000	9,065,030	0.56
Ecuador (Rep of), 7.875%, 01/23/2028		9,164,000	7,445,842	0.46
Ecuador (Rep of), 10.750%, 01/31/2029		13,484,000	12,236,730	0.76
Ecuador (Rep of), 9.500%, 03/27/2030(2)		6,116,000	5,244,470	0.32
			77,532,704	4.79
Egypt (Cost $31,217,917)
Egypt (Rep of), 15.900%, 07/02/2024	EGP	14,030,000	947,217	0.06
Egypt (Rep of), 7.500%, 01/31/2027		2,212,000	2,528,183	0.16

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Egypt (continued)
Egypt (Rep of), 6.588%, 02/21/2028		4,821,000	$5,132,610	0.32
Egypt (Rep of), 7.600%, 03/01/2029		2,205,000	2,468,057	0.15
Egypt (Rep of), 16.100%, 05/07/2029	EGP	14,025,000	990,286	0.06
Egypt (Rep of), 8.500%, 01/31/2047		5,714,000	6,531,034	0.40
Egypt (Rep of), 7.903%, 02/21/2048		6,319,000	6,824,520	0.42
Egypt (Rep of), 8.700%, 03/01/2049		1,019,000	1,173,678	0.07
Egypt Treasury Bills, 0.000%, 04/28/2020(4)	EGP	50,500,000	3,093,941	0.19
Egypt Treasury Bills, 0.000%, 07/14/2020(4)	EGP	64,200,000	3,816,952	0.24
			33,506,478	2.07
El Salvador (Cost $17,145,759)
El Salvador (Rep of), 5.875%, 01/30/2025		2,086,000	2,241,407	0.14
El Salvador (Rep of), 6.375%, 01/18/2027		2,423,000	2,653,185	0.16
El Salvador (Rep of), 8.625%, 02/28/2029		3,175,000	3,900,488	0.24
El Salvador (Rep of), 8.250%, 04/10/2032		1,932,000	2,359,938	0.15
El Salvador (Rep of), 7.650%, 06/15/2035		1,924,000	2,236,650	0.14
El Salvador (Rep of), 7.625%, 02/01/2041		3,623,000	4,211,737	0.26
El Salvador (Rep of), 7.125%, 01/20/2050(2)		1,370,000	1,499,465	0.09
			19,102,870	1.18
Gabon (Cost $11,051,992)
Gabon (Rep of), 6.375%, 12/12/2024		7,197,411	7,727,874	0.48
Gabon (Rep of), 6.625%, 02/06/2031(2)		4,063,000	4,088,218	0.25
			11,816,092	0.73
Georgia (Cost $5,076,918)
Georgia (Rep of), 6.875%, 04/12/2021		2,920,000	3,069,650	0.19
Georgian Railway JSC, 7.750%, 07/11/2022		1,950,000	2,135,905	0.13
			5,205,555	0.32
Ghana (Cost $11,921,141)
Ghana (Rep of), 8.125%, 01/18/2026		1,590,000	1,766,888	0.11
Ghana (Rep of), 7.875%, 03/26/2027		1,390,000	1,485,632	0.09
Ghana (Rep of), 7.625%, 05/16/2029		1,943,000	1,979,800	0.12
Ghana (Rep of), 8.125%, 03/26/2032		2,300,000	2,357,270	0.15
Ghana (Rep of), 8.627%, 06/16/2049		3,111,000	3,114,988	0.19
Ghana (Rep of), 8.950%, 03/26/2051		1,400,000	1,430,013	0.09
			12,134,591	0.75
Hungary (Cost $26,947,652)
Hungary (Rep of), 5.375%, 02/21/2023		7,530,000	8,290,078	0.51
Hungary (Rep of), 5.750%, 11/22/2023		6,682,000	7,605,185	0.47
Hungary (Rep of), 5.375%, 03/25/2024		3,784,000	4,304,300	0.27
Hungary (Rep of), 3.000%, 10/27/2027	HUF	344,460,000	1,242,074	0.08
Hungary (Rep of), 6.750%, 10/22/2028	HUF	430,020,000	1,974,801	0.12
Hungary (Rep of), 3.000%, 08/21/2030	HUF	838,700,000	3,005,186	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 7.625%, 03/29/2041		884,000	$1,487,298	0.09
			27,908,922	1.73
India (Cost $32,913,894)
Export-Import Bank of India, 4.000%, 01/14/2023		2,619,000	2,731,468	0.17
Export-Import Bank of India, 3.375%, 08/05/2026		1,300,000	1,339,528	0.08
India (Rep of), 7.370%, 04/16/2023	INR	578,610,000	8,380,829	0.52
India (Rep of), 7.720%, 05/25/2025	INR	183,510,000	2,700,284	0.17
India (Rep of), 7.590%, 01/11/2026	INR	596,730,000	8,725,274	0.54
India (Rep of), 7.170%, 01/08/2028	INR	625,390,000	8,934,958	0.55
			32,812,341	2.03
Indonesia (Cost $97,093,638)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	6,300,190	0.39
Indonesia (Rep of), 4.125%, 01/15/2025		1,855,000	2,006,661	0.12
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	117,201,000,000	9,445,817	0.58
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	40,329,000,000	3,009,539	0.19
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	48,446,000,000	3,397,961	0.21
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	78,724,000,000	6,341,736	0.39
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	47,201,000,000	3,544,828	0.22
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,259,193	0.14
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	52,371,000,000	3,913,435	0.24
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	87,846,000,000	6,095,496	0.38
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	762,580	0.05
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	2,293,414	0.14
Indonesia (Rep of), 8.500%, 10/12/2035		1,677,000	2,701,734	0.17
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	3,073,246	0.19
Indonesia (Rep of), 6.625%, 02/17/2037		1,795,000	2,508,681	0.16
Indonesia (Rep of), 7.750%, 01/17/2038		2,492,000	3,837,610	0.24
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	624,371	0.04
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	37,239,000,000	2,977,326	0.18
Indonesia (Rep of), 5.250%, 01/17/2042		2,203,000	2,726,565	0.17
Indonesia (Rep of), 5.125%, 01/15/2045		4,665,000	5,708,626	0.35
Indonesia (Rep of), 5.950%, 01/08/2046		2,286,000	3,097,882	0.19
Indonesia (Rep of), 5.250%, 01/08/2047		3,090,000	3,887,526	0.24
Indonesia (Rep of), 4.750%, 07/18/2047		1,950,000	2,304,884	0.14
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		2,261,000	2,496,047	0.15
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		1,747,000	2,250,249	0.14
Pertamina Persero PT, 6.000%, 05/03/2042		1,289,000	1,582,269	0.10
Pertamina Persero PT, 6.500%, 11/07/2048		1,467,000	1,943,861	0.12
Pertamina Persero PT, 4.175%, 01/21/2050(2)		1,622,000	1,616,309	0.10
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		3,080,000	3,258,948	0.20
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		1,388,000	1,573,645	0.10
Perusahaan Listrik Negara PT, 6.150%, 05/21/2048		3,021,000	3,844,525	0.24
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		1,728,000	1,885,150	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,789,000	$3,087,886	0.19
			106,358,190	6.58
Iraq (Cost $1,537,158)
Iraq (Rep of), 5.800%, 01/15/2028		1,624,000	1,559,998	0.10
			1,559,998	0.10
Ivory Coast (Cost $9,115,363)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,676,000	1,808,176	0.11
Ivory Coast (Rep of), 5.875%, 10/17/2031(2)	EUR	3,183,000	3,736,547	0.23
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	204,952	0.01
Ivory Coast (Rep of), 6.875%, 10/17/2040(2)	EUR	3,388,000	4,023,114	0.25
			9,772,789	0.60
Jamaica (Cost $22,420,729)
Digicel Group One Ltd., 8.250%, 12/30/2022		11,390,000	7,346,550	0.45
Digicel Group Two Ltd., 8.250%, 09/30/2022		10,693,000	2,870,643	0.18
Digicel Group Two Ltd., 9.125%, 04/01/2024(5)		3,563,908	605,864	0.04
Digicel Ltd., 6.000%, 04/15/2021		3,670,000	2,908,475	0.18
Jamaica (Rep of), 7.875%, 07/28/2045		2,190,000	2,989,350	0.18
			16,720,882	1.03
Jordan (Cost $1,714,070)
Jordan (Rep of), 5.750%, 01/31/2027		1,760,000	1,879,891	0.12
			1,879,891	0.12
Kazakhstan (Cost $18,394,274)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,780,000	4,992,328	0.31
Kazakhstan (Rep of), 6.500%, 07/21/2045		3,436,000	5,129,137	0.32
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		4,091,000	5,782,710	0.36
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,985,000	3,544,091	0.22
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,741,000	2,323,789	0.14
			21,772,055	1.35
Kenya (Cost $7,426,460)
Kenya (Rep of), 7.000%, 05/22/2027		1,070,000	1,136,477	0.07
Kenya (Rep of), 8.000%, 05/22/2032		2,810,000	3,057,162	0.19
Kenya (Rep of), 8.250%, 02/28/2048		3,316,000	3,568,978	0.22
			7,762,617	0.48
Lebanon (Cost $46,245,760)
Lebanon (Rep of), 6.375%, 03/09/2020		4,931,000	4,066,398	0.25
Lebanon (Rep of), 5.800%, 04/14/2020		3,677,000	2,849,675	0.18
Lebanon (Rep of), 6.150%, 06/19/2020		6,614,000	4,986,956	0.31
Lebanon (Rep of), 8.250%, 04/12/2021		12,325,000	5,916,000	0.37
Lebanon (Rep of), 6.100%, 10/04/2022		10,667,000	4,267,227	0.26
Lebanon (Rep of), 6.000%, 01/27/2023		1,421,000	553,480	0.03
Lebanon (Rep of), 6.600%, 11/27/2026		2,059,000	755,735	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Lebanon (continued)
Lebanon (Rep of), 6.850%, 03/23/2027		5,314,000	$1,955,552	0.12
Lebanon (Rep of), 7.000%, 03/23/2032		3,635,000	1,300,421	0.08
Lebanon (Rep of), 7.050%, 11/02/2035		244,000	87,940	—
Lebanon (Rep of), 7.250%, 03/23/2037		2,067,000	748,254	0.05
			27,487,638	1.70
Malaysia (Cost $26,554,020)
Malaysia (Rep of), 3.441%, 02/15/2021	MYR	18,200,000	4,469,608	0.28
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	2,246,000	559,521	0.03
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	9,000	2,224	—
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	146,000	36,507	—
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	22,071,000	5,497,876	0.34
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	549,869	0.03
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	50,000	12,780	—
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	125,000	32,742	—
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	6,306,000	1,615,589	0.10
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	6,220,000	1,588,352	0.10
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	1,099,000	282,176	0.02
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	6,370,000	1,619,832	0.10
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	4,029,000	1,043,096	0.06
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	6,297,000	1,704,399	0.11
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	661,277	0.04
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	3,545,000	913,054	0.06
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	5,024,000	1,402,119	0.09
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	5,407,000	1,405,068	0.09
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	468,000	125,912	0.01
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	216,692	0.01
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	511,514	0.03
Petronas Capital Ltd., 7.875%, 05/22/2022		1,250,000	1,410,681	0.09
Wakala Global Sukuk Bhd., 4.646%, 07/06/2021		1,921,000	1,996,806	0.12
			27,657,694	1.71
Mexico (Cost $83,929,622)
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,753,000	2,987,005	0.18
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,249,397	0.08
Comision Federal de Electricidad, 5.750%, 02/14/2042		3,217,000	3,751,826	0.23
Mexican Bonos, 10.000%, 12/05/2024	MXN	292,920,000	17,697,822	1.09
Mexican Bonos, 7.500%, 06/03/2027	MXN	42,080,000	2,339,938	0.14
Mexican Bonos, 8.500%, 05/31/2029	MXN	92,650,000	5,530,463	0.34
Mexican Bonos, 7.750%, 11/23/2034	MXN	95,840,000	5,538,031	0.34
Mexican Bonos, 8.000%, 11/07/2047	MXN	69,070,000	4,119,563	0.26
Mexico (Rep of), 6.050%, 01/11/2040		1,368,000	1,833,120	0.11
Mexico (Rep of), 4.750%, 03/08/2044		1,788,000	2,047,260	0.13
Mexico (Rep of), 5.550%, 01/21/2045		2,114,000	2,700,635	0.17
Mexico (Rep of), 4.350%, 01/15/2047		1,732,000	1,898,272	0.12
Mexico (Rep of), 5.750%, 10/12/2110		2,388,000	2,967,090	0.18

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	79,460,000	$3,874,199	0.24
Petroleos Mexicanos, 5.625%, 01/23/2046		7,216,000	6,737,940	0.42
Petroleos Mexicanos, 6.750%, 09/21/2047		12,022,000	12,166,264	0.75
Petroleos Mexicanos, 6.350%, 02/12/2048		3,911,000	3,867,392	0.24
Petroleos Mexicanos, 7.690%, 01/23/2050(2)		6,789,000	7,458,396	0.46
Petroleos Mexicanos, 6.950%, 01/28/2060(2)		1,991,000	2,017,938	0.13
			90,782,551	5.61
Mongolia (Cost $2,929,829)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		1,300,000	1,378,000	0.09
Mongolia (Rep of), 5.625%, 05/01/2023		1,320,000	1,347,720	0.08
Mongolian Mining Corp., 2.119%, 04/01/2020(5)		992,986	556,171	0.03
			3,281,891	0.20
Morocco (Cost $5,570,045)
Morocco (Rep of), 4.250%, 12/11/2022		3,995,000	4,206,735	0.26
Morocco (Rep of), 5.500%, 12/11/2042		1,333,000	1,677,959	0.10
			5,884,694	0.36
Nigeria (Cost $9,910,173)
Nigeria (Rep of), 6.500%, 11/28/2027		3,566,000	3,667,631	0.23
Nigeria (Rep of), 7.696%, 02/23/2038		2,303,000	2,313,364	0.14
Nigeria (Rep of), 7.625%, 11/28/2047		2,480,000	2,412,792	0.15
Nigeria (Rep of), 9.248%, 01/21/2049		1,550,000	1,745,337	0.11
			10,139,124	0.63
Oman (Cost $13,146,105)
Oman (Rep of), 4.750%, 06/15/2026		1,296,000	1,309,450	0.08
Oman (Rep of), 6.500%, 03/08/2047		8,147,000	8,034,979	0.50
Oman (Rep of), 6.750%, 01/17/2048		4,765,000	4,748,608	0.29
			14,093,037	0.87
Pakistan (Cost $24,447,468)
Pakistan (Rep of), 8.250%, 04/15/2024		6,510,000	7,309,611	0.45
Pakistan (Rep of), 8.250%, 09/30/2025		1,594,000	1,805,023	0.11
Pakistan (Rep of), 6.875%, 12/05/2027		7,947,000	8,388,106	0.52
Pakistan Treasury Bills, 0.000%, 08/27/2020(4)	PKR	671,200,000	4,032,062	0.25
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		1,857,000	1,899,154	0.12
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		2,386,000	2,464,137	0.15
			25,898,093	1.60
Panama (Cost $15,689,449)
Panama (Rep of), 4.000%, 09/22/2024		1,530,000	1,651,635	0.10
Panama (Rep of), 7.125%, 01/29/2026		869,000	1,097,113	0.07
Panama (Rep of), 8.875%, 09/30/2027		1,637,000	2,351,551	0.15
Panama (Rep of), 9.375%, 04/01/2029		1,592,000	2,454,068	0.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Panama (continued)
Panama (Rep of), 6.700%, 01/26/2036		2,969,000	$4,273,875	0.26
Panama (Rep of), 4.500%, 05/15/2047		1,520,000	1,884,800	0.12
Panama (Rep of), 4.300%, 04/29/2053		3,191,000	3,885,042	0.24
			17,598,084	1.09
Paraguay (Cost $3,539,165)
Paraguay (Rep of), 4.625%, 01/25/2023		2,170,000	2,289,350	0.14
Paraguay (Rep of), 4.700%, 03/27/2027		1,246,000	1,376,830	0.09
			3,666,180	0.23
Peru (Cost $31,828,237)
Banco de Credito del Peru, 4.850%, 10/30/2020	PEN	990,000	294,719	0.02
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,692,587	0.11
Peru (Rep of), 7.350%, 07/21/2025		4,044,000	5,170,254	0.32
Peru (Rep of), 8.750%, 11/21/2033		5,550,000	9,379,500	0.58
Peru (Rep of), 5.400%, 08/12/2034(2)	PEN	10,341,000	3,287,187	0.20
Peru (Rep of), 5.350%, 08/12/2040(2)	PEN	6,968,000	2,151,852	0.13
Peru (Rep of), 5.625%, 11/18/2050		7,347,000	11,240,910	0.70
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,918,000	2,311,190	0.14
			35,528,199	2.20
Philippines (Cost $23,586,373)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	218,080	0.02
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	684,540	0.04
Philippines (Rep of), 10.625%, 03/16/2025		1,730,000	2,451,721	0.15
Philippines (Rep of), 9.500%, 02/02/2030		4,111,000	6,695,878	0.42
Philippines (Rep of), 7.750%, 01/14/2031		3,360,000	5,049,141	0.31
Philippines (Rep of), 6.375%, 10/23/2034		2,828,000	4,090,520	0.25
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	364,840	0.02
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		4,346,000	5,355,216	0.33
			24,909,936	1.54
Poland (Cost $15,572,495)
Poland (Rep of), 2.750%, 04/25/2028	PLN	15,011,000	4,047,436	0.25
Poland (Rep of), 2.750%, 10/25/2029	PLN	41,831,000	11,362,079	0.70
			15,409,515	0.95
Qatar (Cost $24,502,409)
Qatar (Rep of), 3.250%, 06/02/2026		4,637,000	4,924,234	0.30
Qatar (Rep of), 4.000%, 03/14/2029		4,263,000	4,806,763	0.30
Qatar (Rep of), 5.103%, 04/23/2048		5,090,000	6,730,100	0.42
Qatar (Rep of), 4.817%, 03/14/2049		8,628,000	10,989,915	0.68
			27,451,012	1.70
Romania (Cost $11,716,775)
Romania (Rep of), 6.750%, 02/07/2022		2,712,000	2,958,657	0.18
Romania (Rep of), 4.375%, 08/22/2023		5,002,000	5,377,150	0.33

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 6.125%, 01/22/2044		658,000	$876,876	0.05
Romania (Rep of), 3.375%, 01/28/2050(2)	EUR	2,552,000	3,000,113	0.19
			12,212,796	0.75
Russian Federation (Cost $35,832,030)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022(2)		1,071,532	881,335	0.05
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,221,850	0.08
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	5,551,407	0.34
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	4,312,465	0.27
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	27,335,000	451,468	0.03
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	254,529,000	4,729,353	0.29
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	219,537,000	3,864,881	0.24
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	44,033,000	749,293	0.05
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,800,000	1,987,646	0.12
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,400,000	3,835,091	0.24
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		6,200,000	8,110,654	0.50
SCF Capital Designated Activity Co., 5.375%, 06/16/2023		3,453,000	3,720,608	0.23
			39,416,051	2.44
Saudi Arabia (Cost $22,799,805)
KSA Sukuk Ltd., 2.969%, 10/29/2029(2)		2,107,000	2,159,675	0.13
Saudi (Rep of), 4.375%, 04/16/2029		3,366,000	3,840,458	0.24
Saudi (Rep of), 5.000%, 04/17/2049		5,417,000	6,676,452	0.41
Saudi (Rep of), 5.250%, 01/16/2050		5,825,000	7,469,630	0.46
Saudi (Rep of), 3.750%, 01/21/2055(2)(9)		5,146,000	5,242,488	0.33
			25,388,703	1.57
Senegal (Cost $4,720,255)
Senegal (Rep of), 6.250%, 05/23/2033		2,986,000	3,184,181	0.20
Senegal (Rep of), 6.750%, 03/13/2048		1,807,000	1,849,988	0.11
			5,034,169	0.31
South Africa (Cost $47,656,359)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		5,913,000	5,994,422	0.37
Eskom Holdings SOC Ltd., 8.450%, 08/10/2028		1,360,000	1,462,272	0.09
South Africa (Rep of), 5.875%, 05/30/2022		1,442,000	1,542,940	0.10
South Africa (Rep of), 4.300%, 10/12/2028		6,231,000	6,153,050	0.38
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	75,734,000	4,721,955	0.29
South Africa (Rep of), 5.875%, 06/22/2030		1,357,000	1,478,074	0.09
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	73,029,000	4,467,942	0.28
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	31,743,140	1,974,711	0.12
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	38,094,480	2,317,879	0.15
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	33,638,980	1,965,647	0.12
South Africa (Rep of), 5.000%, 10/12/2046		1,267,000	1,185,464	0.07
South Africa (Rep of), 5.650%, 09/27/2047		3,788,000	3,735,347	0.23
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	91,472,690	5,328,619	0.33

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 5.750%, 09/30/2049		2,180,000	$2,144,488	0.13
			44,472,810	2.75
Sri Lanka (Cost $10,749,485)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,451,000	1,451,825	0.09
Sri Lanka (Rep of), 6.200%, 05/11/2027		2,550,000	2,426,006	0.15
Sri Lanka (Rep of), 6.750%, 04/18/2028		600,000	578,970	0.03
Sri Lanka (Rep of), 7.850%, 03/14/2029		3,328,000	3,377,786	0.21
Sri Lanka (Rep of), 7.550%, 03/28/2030(2)		3,038,000	3,010,087	0.19
			10,844,674	0.67
Suriname (Cost $2,679,890)
Suriname (Rep of), 9.250%, 10/26/2026		2,751,000	2,352,105	0.15
			2,352,105	0.15
Thailand (Cost $23,813,875)
Thailand (Rep of), 1.875%, 06/17/2022	THB	357,785,000	11,680,761	0.72
Thailand (Rep of), 2.000%, 12/17/2022	THB	8,000	263	—
Thailand (Rep of), 2.400%, 12/17/2023	THB	87,140,000	2,929,285	0.18
Thailand (Rep of), 2.125%, 12/17/2026	THB	70,271,000	2,388,587	0.15
Thailand (Rep of), 3.775%, 06/25/2032	THB	44,903,000	1,804,927	0.11
Thailand (Rep of), 1.600%, 06/17/2035	THB	20,000,000	645,281	0.04
Thailand (Rep of), 3.400%, 06/17/2036	THB	58,477,000	2,354,380	0.15
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	3,189,123	0.20
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	184,923	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	42,050,000	1,868,536	0.11
			27,046,066	1.67
Turkey (Cost $46,258,066)
Turkey (Rep of), 7.000%, 06/05/2020		1,147,000	1,162,771	0.07
Turkey (Rep of), 5.625%, 03/30/2021		770,000	793,100	0.05
Turkey (Rep of), 3.000%, 02/23/2022	TRY	2,939,300	1,086,053	0.07
Turkey (Rep of), 10.700%, 08/17/2022	TRY	18,080,000	3,084,453	0.19
Turkey (Rep of), 6.250%, 09/26/2022		1,780,000	1,900,150	0.12
Turkey (Rep of), 3.250%, 03/23/2023		1,500,000	1,484,553	0.09
Turkey (Rep of), 7.250%, 12/23/2023		1,238,000	1,377,275	0.09
Turkey (Rep of), 5.750%, 03/22/2024		2,370,000	2,512,200	0.16
Turkey (Rep of), 6.350%, 08/10/2024		4,111,000	4,450,157	0.27
Turkey (Rep of), 5.600%, 11/14/2024		5,926,000	6,238,893	0.39
Turkey (Rep of), 7.375%, 02/05/2025		2,614,000	2,953,632	0.18
Turkey (Rep of), 8.000%, 03/12/2025	TRY	1,610,000	249,917	0.02
Turkey (Rep of), 10.600%, 02/11/2026	TRY	3,972,000	688,575	0.04
Turkey (Rep of), 11.000%, 02/24/2027	TRY	1,994,000	353,171	0.02
Turkey (Rep of), 6.000%, 03/25/2027		2,608,000	2,757,960	0.17
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	1,032,018	0.06
Turkey (Rep of), 6.125%, 10/24/2028		2,340,000	2,480,213	0.15
Turkey (Rep of), 7.625%, 04/26/2029		1,396,000	1,622,292	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 6.875%, 03/17/2036		840,000	$932,400	0.06
Turkey (Rep of), 6.750%, 05/30/2040		1,385,000	1,509,650	0.09
Turkey (Rep of), 6.000%, 01/14/2041		965,000	973,685	0.06
Turkey (Rep of), 4.875%, 04/16/2043		4,412,000	3,946,331	0.24
Turkey (Rep of), 5.750%, 05/11/2047		4,535,000	4,375,368	0.27
			47,964,817	2.96
Ukraine (Cost $44,174,445)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024(5)		5,267,000	5,451,345	0.34
Ukraine (Rep of), 16.000%, 08/11/2021(2)	UAH	9,165,000	392,606	0.02
Ukraine (Rep of), 17.250%, 01/05/2022(2)	UAH	9,276,000	412,546	0.03
Ukraine (Rep of), 17.000%, 05/11/2022(2)	UAH	8,814,000	395,588	0.02
Ukraine (Rep of), 7.750%, 09/01/2022		1,202,000	1,306,502	0.08
Ukraine (Rep of), 7.750%, 09/01/2023		3,290,000	3,633,476	0.22
Ukraine (Rep of), 8.994%, 02/01/2024		2,121,000	2,431,196	0.15
Ukraine (Rep of), 7.750%, 09/01/2024		1,450,000	1,614,793	0.10
Ukraine (Rep of), 15.840%, 02/26/2025(2)	UAH	35,105,000	1,741,969	0.11
Ukraine (Rep of), 7.750%, 09/01/2025		6,333,000	7,124,752	0.44
Ukraine (Rep of), 7.750%, 09/01/2026		3,955,000	4,479,037	0.28
Ukraine (Rep of), 7.750%, 09/01/2027		2,375,000	2,689,023	0.17
Ukraine (Rep of), 9.750%, 11/01/2028		2,871,000	3,574,395	0.22
Ukraine (Rep of), 7.375%, 09/25/2032		10,755,000	11,884,275	0.73
Ukraine Railways Via Shortline PLC, 9.875%, 09/15/2021		628,000	656,771	0.04
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		2,050,000	2,219,535	0.14
			50,007,809	3.09
United Arab Emirates (Cost $3,417,430)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049(2)		3,500,000	3,497,823	0.22
			3,497,823	0.22
Uruguay (Cost $21,737,553)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	20,413,000	540,032	0.03
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	60,315,000	1,418,089	0.09
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	2,332,000	123,287	0.01
Uruguay (Rep of), 7.875%, 01/15/2033		3,056,000	4,675,680	0.29
Uruguay (Rep of), 7.625%, 03/21/2036		2,454,000	3,773,025	0.23
Uruguay (Rep of), 4.125%, 11/20/2045		2,064,235	2,339,810	0.14
Uruguay (Rep of), 5.100%, 06/18/2050		1,766,000	2,229,575	0.14
Uruguay (Rep of), 4.975%, 04/20/2055		5,490,974	6,830,827	0.42
Uruguay Monetary Regulation Bill, 0.000%, 06/10/2020(4)	UYU	28,920,000	745,268	0.05
Uruguay Monetary Regulation Bill, 0.000%, 07/03/2020(4)	UYU	57,711,000	1,477,102	0.09
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021(4)	UYU	13,801,000	328,034	0.02
			24,480,729	1.51
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		28,100,000	4,847,250	0.30
Petroleos de Venezuela S.A., 9.000%, 11/17/2021(6)		3,789,076	303,126	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 12.750%, 02/17/2022(6)		1,695,000	$135,600	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027(6)		1,590,000	127,200	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(6)		5,253,147	420,252	0.03
Venezuela (Rep of), 7.750%, 10/13/2019(6)(7)		1,638,000	200,655	0.01
Venezuela (Rep of), 12.750%, 08/23/2022(6)		3,246,000	397,635	0.02
Venezuela (Rep of), 9.000%, 05/07/2023(6)		1,407,000	172,358	0.01
Venezuela (Rep of), 8.250%, 10/13/2024(6)		3,213,200	393,617	0.02
Venezuela (Rep of), 11.750%, 10/21/2026(6)		12,976,000	1,589,560	0.10
Venezuela (Rep of), 9.250%, 09/15/2027(6)		3,647,000	446,757	0.03
Venezuela (Rep of), 9.250%, 05/07/2028(6)		2,317,000	283,832	0.02
Venezuela (Rep of), 11.950%, 08/05/2031(6)		21,478,800	2,631,153	0.16
			11,948,995	0.74
Vietnam (Cost $3,639,632)
Vietnam (Rep of), 4.800%, 11/19/2024		3,511,000	3,844,545	0.24
			3,844,545	0.24
Zambia (Cost $7,514,333)
Zambia (Rep of), 5.375%, 09/20/2022		1,421,000	980,774	0.06
Zambia (Rep of), 8.500%, 04/14/2024		1,490,000	1,017,432	0.06
Zambia (Rep of), 8.970%, 07/30/2027		5,647,000	3,860,436	0.24
			5,858,642	0.36
Total Debt Securities (Cost $1,539,463,108)			1,500,758,318	92.78
Credit Linked Notes
Indonesia (Cost $4,472,690)
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/17/2021(2)	IDR	1,840,000,000	148,110	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(2)	IDR	6,958,000,000	554,797	0.03
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(2)	IDR	5,702,000,000	451,295	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025(2)	IDR	3,602,000,000	321,303	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(2)	IDR	10,298,000,000	768,485	0.05
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029(2)	IDR	11,300,000,000	948,269	0.06
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(2)	IDR	8,356,000,000	770,296	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(2)	IDR	13,035,000,000	$1,051,320	0.06
			5,013,875	0.31
Total Credit Linked Notes (Cost $4,472,690)			5,013,875	0.31
Short-Term Investments
Australia (Cost $40,000,000)
Australia and New Zealand Banking Group Ltd., Time Deposit, 1.540%		40,000,000	40,000,000	2.48
			40,000,000	2.48
United States (Cost $50,000,000)
Mizuho International PLC, Time Deposit, 1.650%		50,000,000	50,000,000	3.09
			50,000,000	3.09
Total Short-Term Investments (Cost $90,000,000)			90,000,000	5.57

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities
Niger (Cost $265,038)
Savannah Petroleum PLC *	GBP	682,262	$159,779	0.01
			159,779	0.01
Russian Federation (Cost $130,309)
Roust Corp. *(10)		8,407	25,221	—
			25,221	—
Total Equity Securities (Cost $395,347)			185,000	0.01
Total Investments in Securities (Cost $1,634,331,145)			1,595,957,193	98.67
Total Investments (Total Cost $1,634,331,145)			1,595,957,193	98.67
Other Assets Less Liabilities			21,522,741	1.33
Net Assets			$1,617,479,934	100.00

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Step coupon bond. Rate as of January 31, 2020 is disclosed.
(4)	Zero coupon bond.
(5)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(6)	Issuer has defaulted on terms of debt obligation.
(7)	Maturity has been extended under the terms of a plan of reorganization.
(8)	Security has been deemed worthless and is a Level 3 investment.
(9)	When issued security. Coupon rate was not in effect at January 31, 2020.
(10)	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2020, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2020	HSBC Bank	United States Dollar	9,512,004	Brazilian Real	39,439,872	$304,593
02/19/2020	HSBC Bank	United States Dollar	7,124,995	Euro	6,407,837	10,389
02/19/2020	Morgan Stanley	United States Dollar	2,825,787	Euro	2,544,395	751
02/28/2020	ANZ	Chinese Offshore Yuan	40,239,512	United States Dollar	5,710,000	32,916
02/28/2020	BNP Paribas	Chinese Offshore Yuan	17,297,280	United States Dollar	2,464,000	4,639
02/28/2020	Standard Chartered	Czech Koruna	95,368,648	United States Dollar	4,148,402	44,918
02/28/2020	BNP Paribas	Hungarian Forint	3,456,548,174	United States Dollar	11,368,915	5,365
02/28/2020	HSBC Bank	Indonesian Rupiah	7,916,160,000	United States Dollar	570,000	2,251
02/28/2020	JP Morgan	Indonesian Rupiah	27,204,800,000	United States Dollar	1,960,000	6,608
02/28/2020	Deutsche Bank	Malaysian Ringgit	35,323,022	United States Dollar	8,510,148	102,171
02/28/2020	ANZ	United States Dollar	2,560,934	Indian Rupee	182,991,572	12,080
02/28/2020	HSBC Bank	United States Dollar	2,417,827	Indian Rupee	172,669,108	12,752
02/28/2020	JP Morgan	United States Dollar	2,034,362	Indian Rupee	145,345,000	9,879
02/28/2020	ANZ	United States Dollar	1,895,000	Korean Won	2,245,196,000	16,945
02/28/2020	Deutsche Bank	United States Dollar	1,324,613	Malaysian Ringgit	5,398,931	8,265
02/28/2020	Deutsche Bank	United States Dollar	2,190,000	South African Rand	31,984,950	66,495
02/28/2020	Merrill Lynch	United States Dollar	1,854,000	South African Rand	27,136,813	52,367
02/28/2020	Standard Chartered	United States Dollar	1,954,000	South African Rand	28,570,313	57,195
03/03/2020	Santander	United States Dollar	1,780,331	Brazilian Real	7,500,000	31,989
03/31/2020	BNP Paribas	Chinese Yuan Renminbi	9,264,359	United States Dollar	1,315,000	6,385
03/31/2020	HSBC Bank	Chinese Yuan Renminbi	198,349,217	United States Dollar	28,270,177	20,564
03/31/2020	Deutsche Bank	Czech Koruna	217,291,797	United States Dollar	9,406,164	147,790
03/31/2020	HSBC Bank	Israeli Shekel	3,437,924	United States Dollar	997,685	1,339
03/31/2020	Merrill Lynch	Israeli Shekel	13,210,662	United States Dollar	3,834,339	4,542

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/31/2020	Barclays	Polish Zloty	87,782,203	United States Dollar	22,452,127	$211,639
03/31/2020	BNP Paribas	Romanian Leu	21,603,038	United States Dollar	4,963,021	41,273
03/31/2020	Barclays	Russian Ruble	1,144,347,774	United States Dollar	17,596,958	183,323
03/31/2020	Citibank	United States Dollar	2,889,000	Indian Rupee	207,776,880	9,409
03/31/2020	Morgan Stanley	United States Dollar	2,612,000	Indian Rupee	187,868,100	8,326
03/31/2020	Standard Chartered	United States Dollar	2,852,000	Indian Rupee	205,030,280	10,474
03/31/2020	Barclays	United States Dollar	4,486,590	South African Rand	65,831,735	135,905
03/31/2020	Citibank	United States Dollar	2,912,000	South African Rand	42,805,818	83,051
03/31/2020	Deutsche Bank	United States Dollar	3,981,070	South African Rand	58,468,522	117,005
03/31/2020	HSBC Bank	United States Dollar	1,219,770	South African Rand	17,963,736	32,583
03/31/2020	Merrill Lynch	United States Dollar	2,594,000	South African Rand	37,531,548	113,617
03/31/2020	Morgan Stanley	United States Dollar	6,899,220	South African Rand	100,743,790	241,269
04/29/2020	Merrill Lynch	Ukraine Hryvnia	27,526,219	United States Dollar	922,100	156,765
04/29/2020	Merrill Lynch	United States Dollar	1,107,506	Ukraine Hryvnia	27,526,219	28,641
04/30/2020	BNP Paribas	Czech Koruna	57,301,795	United States Dollar	2,514,100	5,933
04/30/2020	JP Morgan	Czech Koruna	97,843,441	United States Dollar	4,290,297	12,687
04/30/2020	Deutsche Bank	Mexican Peso	15,116,983	United States Dollar	787,200	2,335
04/30/2020	Morgan Stanley	Polish Zloty	4,517,565	United States Dollar	1,164,818	1,698
05/06/2020	Merrill Lynch	Ukraine Hryvnia	21,519,352	United States Dollar	728,400	113,755
05/06/2020	Merrill Lynch	United States Dollar	857,893	Ukraine Hryvnia	21,519,352	15,739
05/14/2020	Barclays	Ukraine Hryvnia	21,363,980	United States Dollar	722,000	112,601
05/20/2020	Barclays	Ukraine Hryvnia	10,660,330	United States Dollar	361,000	54,903
05/22/2020	Goldman Sachs	Ukraine Hryvnia	26,014,256	United States Dollar	878,860	135,613
Subtotal Appreciation						2,791,732
02/04/2020	Merrill Lynch	Brazilian Real	18,035,152	United States Dollar	4,308,960	(98,575)
02/04/2020	Santander	Brazilian Real	21,404,720	United States Dollar	5,141,040	(144,014)
02/27/2020	BNP Paribas	Taiwan Dollar	512,173,840	United States Dollar	16,944,250	(56,038)
02/27/2020	Morgan Stanley	Taiwan Dollar	86,449,400	United States Dollar	2,855,000	(4,453)
02/28/2020	BNP Paribas	Chinese Offshore Yuan	20,193,499	United States Dollar	2,913,000	(31,017)
02/28/2020	HSBC Bank	Chinese Offshore Yuan	18,325,941	United States Dollar	2,616,310	(862)
02/28/2020	Merrill Lynch	Chinese Offshore Yuan	19,107,094	United States Dollar	2,729,000	(2,067)
02/28/2020	Morgan Stanley	Chinese Offshore Yuan	30,837,188	United States Dollar	4,445,000	(43,968)
02/28/2020	Standard Chartered	Chinese Offshore Yuan	22,195,520	United States Dollar	3,200,000	(32,292)
02/28/2020	Deutsche Bank	Indian Rupee	124,727,065	United States Dollar	1,738,477	(1,178)
02/28/2020	Barclays	Indonesian Rupiah	43,300,981,708	United States Dollar	3,159,041	(28,857)
02/28/2020	BNP Paribas	Indonesian Rupiah	16,765,340,000	United States Dollar	1,214,000	(2,050)
02/28/2020	Citibank	Indonesian Rupiah	18,753,480,000	United States Dollar	1,356,000	(330)
02/28/2020	Deutsche Bank	Indonesian Rupiah	62,193,628,000	United States Dollar	4,536,000	(40,085)
02/28/2020	HSBC Bank	Indonesian Rupiah	17,004,520,000	United States Dollar	1,234,000	(4,760)
02/28/2020	Standard Chartered	Indonesian Rupiah	20,339,345,000	United States Dollar	1,483,000	(12,689)
02/28/2020	Merrill Lynch	Korean Won	35,462,356,125	United States Dollar	30,392,570	(729,125)
02/28/2020	Morgan Stanley	Korean Won	6,631,642,000	United States Dollar	5,570,000	(22,784)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2020	Barclays	Romanian Leu	20,237,430	United States Dollar	4,724,177	$(30,830)
02/28/2020	Merrill Lynch	Russian Ruble	1,654,983,600	United States Dollar	26,620,333	(806,952)
02/28/2020	ANZ	Singapore Dollar	5,822,244	United States Dollar	4,285,000	(18,195)
02/28/2020	HSBC Bank	Singapore Dollar	29,258,756	United States Dollar	21,564,213	(122,064)
02/28/2020	Merrill Lynch	Singapore Dollar	1,272,941	United States Dollar	935,000	(2,131)
02/28/2020	Morgan Stanley	Singapore Dollar	709,675	United States Dollar	522,800	(2,718)
02/28/2020	Merrill Lynch	South African Rand	140,155,671	United States Dollar	9,730,161	(425,121)
02/28/2020	Morgan Stanley	Turkish Lira	122,448,947	United States Dollar	20,457,612	(124,173)
02/28/2020	Deutsche Bank	United States Dollar	458,679	Chinese Offshore Yuan	3,230,432	(2,363)
02/28/2020	Barclays	United States Dollar	1,352,302	Hungarian Forint	413,317,727	(7,780)
02/28/2020	HSBC Bank	United States Dollar	936,032	Hungarian Forint	285,263,146	(2,669)
02/28/2020	HSBC Bank	United States Dollar	533,057	Indonesian Rupiah	7,659,000,000	(20,604)
02/28/2020	Standard Chartered	United States Dollar	701,927	Indonesian Rupiah	10,111,259,706	(29,006)
02/28/2020	Deutsche Bank	United States Dollar	1,680,000	Malaysian Ringgit	7,021,056	(31,846)
02/28/2020	Merrill Lynch	United States Dollar	1,415,000	Singapore Dollar	1,932,182	(991)
02/28/2020	HSBC Bank	United States Dollar	20,820,917	XNY	148,120,000	(535,564)
03/03/2020	HSBC Bank	Brazilian Real	28,162,381	United States Dollar	6,721,653	(156,657)
03/03/2020	Standard Chartered	Brazilian Real	4,978,442	United States Dollar	1,176,600	(16,064)
03/03/2020	Merrill Lynch	Chilean Peso	603,786,810	United States Dollar	764,500	(10,391)
03/31/2020	HSBC Bank	Hungarian Forint	1,780,551,455	United States Dollar	5,884,759	(17,636)
03/31/2020	ANZ	Indian Rupee	252,332,580	United States Dollar	3,537,166	(40,075)
03/31/2020	JP Morgan	Russian Ruble	104,785,800	United States Dollar	1,680,000	(51,893)
03/31/2020	Merrill Lynch	South African Rand	212,184,110	United States Dollar	14,077,005	(54,191)
03/31/2020	HSBC Bank	Thai Baht	240,823,373	United States Dollar	7,963,095	(226,668)
03/31/2020	Standard Chartered	Thai Baht	205,905,000	United States Dollar	6,805,944	(191,267)
03/31/2020	ANZ	United States Dollar	2,575,000	Chinese Yuan Renminbi	18,191,602	(19,686)
04/30/2020	Merrill Lynch	Mexican Peso	670,468,821	United States Dollar	35,394,015	(376,554)
04/30/2020	Credit Suisse	Peruvian Nuevo Sol	24,955,327	United States Dollar	7,505,362	(157,888)
04/30/2020	Standard Chartered	Philippine Peso	280,322,309	United States Dollar	5,474,190	(1,817)
04/30/2020	Merrill Lynch	Polish Zloty	43,638,517	United States Dollar	11,400,119	(131,878)
04/30/2020	JP Morgan	Romanian Leu	22,239,432	United States Dollar	5,149,686	(2,717)
04/30/2020	BNP Paribas	Russian Ruble	43,732,920	United States Dollar	687,764	(10,390)
04/30/2020	HSBC Bank	Russian Ruble	1,536,486,112	United States Dollar	24,297,204	(498,774)
04/30/2020	Barclays	United States Dollar	2,879,823	Polish Zloty	11,194,783	(10,869)
Subtotal Depreciation						(5,393,566)
Total						$(2,601,834)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
At January 31, 2020, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
7.005% (Pay Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Receive Lunar)	MXN	796,000,000	9/15/2021	$(200,967)	$(4,052)	Goldman Sachs
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	13,970,000	3/26/2023	118,030	3,372	Merrill Lynch
					$(82,937)	$(680)
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$226,737,184	$—	$226,737,184
Government Agencies	—	43,108,531	—	43,108,531
Government Bonds	—	1,203,783,104	—	1,203,783,104
Index Linked Government Bonds	—	12,949,296	—	12,949,296
Municipal Bonds	—	897,234	—	897,234
Short Term Bills and Notes	—	13,282,969	—	13,282,969
Total Debt Securities	—	1,500,758,318	—	1,500,758,318
Credit Linked Notes
Indonesia	—	5,013,875	—	5,013,875
Short-Term Investments	—	90,000,000	—	90,000,000
Equity Securities
Common Stock
Niger	—	159,779	—	159,779
Russian Federation	—	—	25,221	25,221
Total Common Stock	—	159,779	25,221	185,000
Total Investments	$—	$1,595,931,972	$25,221	$1,595,957,193

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,791,732	$—	$2,791,732
Centrally Cleared Swap Contracts	—	118,030	—	118,030
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,393,566)	—	(5,393,566)
Centrally Cleared Swap Contracts	—	(200,967)	—	(200,967)
Total Other Financial Instruments	$—	$(2,684,771)	$—	$(2,684,771)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2020:
Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2020
Investments, at value
Bank Loans
United Arab Emirates	$19,279,489	$75,155	$106,732	$(19,459,184)	$39,696	$(41,888)	$—	$—	$—	$—
Common Stock
Russian Federation	25,221	—	—	—	—	—	—	—	25,221	—
Total	$19,304,710	$75,155	$106,732	$(19,459,184)	$39,696	$(41,888)	$—	$—	$25,221	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2020:
Quantitative Information about Level 3 FairValue Measurements
	Fair Value at 01/31/2020	Valuation Technique	Unobservable Input
Common Stock	$25,221	Broker Quote	Inputs to broker model
Total	$25,221

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $1,222,870)
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 42.441%, 03/01/2020	ARS	1,747,700	$18,346	0.04
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 37.996%, 04/03/2022	ARS	3,021,979	22,540	0.05
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 53.259%, 06/21/2020	ARS	11,008,362	86,430	0.20
Argentina Treasury Bills, 0.000%, 05/13/2020(2)	ARS	9,275,300	97,026	0.22
Argentina Treasury Bills, 0.000%, 07/29/2020(2)	ARS	1,715,999	24,162	0.06
Argentina Treasury Bills, 0.000%, 08/27/2020(2)	ARS	514,020	5,725	0.01
Argentina Treasury Bills, 0.000%, 10/29/2020(2)	ARS	8,506,833	97,377	0.23
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 39.264%, 03/29/2024	ARS	5,013,699	51,149	0.12
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%), 39.114%, 04/12/2025(3)	ARS	6,760,000	41,249	0.10
			444,004	1.03
Brazil (Cost $7,814,827)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021(2)	BRL	3,562,000	780,063	1.81
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022(2)	BRL	2,314,000	492,046	1.14
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2022(2)	BRL	4,479,000	923,659	2.14
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023(2)	BRL	2,670,000	514,760	1.19
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	6,736,000	1,754,489	4.06
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	3,946,000	1,064,581	2.46
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	4,079,000	1,130,044	2.62
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	2,538,000	717,847	1.66
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	440,000	126,205	0.29
			7,503,694	17.37
Chile (Cost $2,183,060)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	7,500	289,825	0.67
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	1,000	40,911	0.10
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	3,500	148,341	0.34
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	635,000,000	815,699	1.89
Bonos de la Tesoreria de la Republica en pesos, 4.000%, 03/01/2023(3)	CLP	120,000,000	157,476	0.37

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Chile (continued)
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030(3)	CLP	85,000,000	$118,244	0.27
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	270,000,000	393,661	0.91
			1,964,157	4.55
China (Cost $1,245,966)
China (Rep of), 3.290%, 05/23/2029	CNY	3,620,000	532,386	1.23
China (Rep of), 3.130%, 11/21/2029	CNY	3,420,000	499,336	1.16
China (Rep of), 3.860%, 07/22/2049	CNY	1,600,000	241,849	0.56
			1,273,571	2.95
Colombia (Cost $2,094,985)
Colombian TES, 4.750%, 02/23/2023	COP	6,525,000	571,160	1.32
Colombian TES, 7.500%, 08/26/2026	COP	1,865,800,000	605,958	1.40
Colombian TES, 3.300%, 03/17/2027	COP	3,771,000	325,760	0.76
Colombian TES, 7.750%, 09/18/2030	COP	926,200,000	309,302	0.72
Colombian TES, 7.000%, 06/30/2032	COP	299,600,000	95,064	0.22
Colombian TES, 3.000%, 03/25/2033	COP	735,000	60,444	0.14
Colombian TES, 7.250%, 10/18/2034	COP	294,900,000	94,714	0.22
			2,062,402	4.78
Czech Republic (Cost $436,526)
Czech (Rep of), 0.950%, 05/15/2030	CZK	2,360,000	98,129	0.23
Czech (Rep of), 2.000%, 10/13/2033	CZK	6,600,000	311,146	0.72
Czech (Rep of), 4.200%, 12/04/2036	CZK	620,000	37,615	0.08
			446,890	1.03
Dominican Republic (Cost $159,333)
Dominican (Rep of), 9.750%, 06/05/2026	DOP	8,050,000	153,337	0.36
			153,337	0.36
Egypt (Cost $481,169)
Egypt (Rep of), 15.900%, 07/02/2024	EGP	755,000	50,973	0.12
Egypt (Rep of), 16.100%, 05/07/2029	EGP	777,000	54,863	0.13
Egypt Treasury Bills, 0.000%, 04/28/2020(2)	EGP	2,875,000	176,140	0.41
Egypt Treasury Bills, 0.000%, 07/14/2020(2)	EGP	3,675,000	218,494	0.50
			500,470	1.16
Hungary (Cost $1,192,124)
Hungary (Rep of), 1.750%, 10/26/2022	HUF	9,360,000	31,804	0.07
Hungary (Rep of), 3.000%, 06/26/2024	HUF	71,770,000	257,040	0.60
Hungary (Rep of), 5.500%, 06/24/2025	HUF	134,050,000	539,898	1.25
Hungary (Rep of), 3.000%, 10/27/2027	HUF	24,500,000	88,344	0.21
Hungary (Rep of), 6.750%, 10/22/2028	HUF	22,820,000	104,797	0.24
Hungary (Rep of), 3.000%, 08/21/2030	HUF	45,840,000	164,252	0.38
			1,186,135	2.75

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
India (Cost $1,547,603)
India (Rep of), 7.370%, 04/16/2023	INR	42,480,000	$615,298	1.42
India (Rep of), 7.720%, 05/25/2025	INR	43,630,000	642,000	1.49
India (Rep of), 7.590%, 01/11/2026	INR	15,000,000	219,327	0.51
			1,476,625	3.42
Indonesia (Cost $2,990,367)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	3,576,000,000	272,762	0.63
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	3,141,000,000	253,149	0.59
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	9,260,000,000	649,488	1.50
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	1,412,000,000	118,492	0.27
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	1,935,000,000	155,877	0.36
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	2,250,000,000	168,977	0.39
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	2,679,000,000	223,541	0.52
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	2,690,000,000	201,011	0.46
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	6,964,000,000	483,221	1.12
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	542,000,000	43,714	0.10
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	2,155,000,000	162,962	0.38
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	3,272,000,000	257,904	0.60
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	2,086,000,000	166,779	0.39
			3,157,877	7.31
Malaysia (Cost $2,042,129)
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	57,000	14,200	0.03
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	800,000	200,037	0.46
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	1,242,000	309,382	0.72
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	795,000	203,324	0.47
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	1,259,000	321,808	0.75
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	492,000	126,050	0.29
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	321,000	81,971	0.19
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	301,000	77,284	0.18
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	382,000	97,139	0.22
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	322,000	83,365	0.19
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	195,000	52,780	0.12
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	210,000	55,815	0.13
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	350,000	90,146	0.21
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	447,000	124,751	0.29
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	962,000	249,986	0.58
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	52,000	15,084	0.04
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	123,000	36,096	0.08
			2,139,218	4.95
Mexico (Cost $1,713,763)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	2,120,000	106,588	0.25
Mexican Bonos, 8.500%, 05/31/2029	MXN	6,160,000	367,703	0.85
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,910,000	168,152	0.39
Mexican Bonos, 8.500%, 11/18/2038	MXN	2,900,000	178,709	0.41

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Mexican Bonos, 7.750%, 11/13/2042	MXN	14,500,000	$836,404	1.94
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	3,770,000	183,812	0.42
			1,841,368	4.26
Peru (Cost $1,272,425)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	625,000	205,811	0.48
Peru (Rep of), 5.940%, 02/12/2029(3)	PEN	631,000	214,271	0.50
Peru (Rep of), 6.950%, 08/12/2031	PEN	932,000	339,000	0.78
Peru (Rep of), 6.150%, 08/12/2032(3)	PEN	447,000	153,243	0.35
Peru (Rep of), 5.400%, 08/12/2034(3)	PEN	467,000	148,449	0.34
Peru (Rep of), 6.900%, 08/12/2037	PEN	615,000	224,999	0.52
Peru (Rep of), 5.350%, 08/12/2040(3)	PEN	315,000	97,278	0.23
			1,383,051	3.20
Philippines (Cost $338,200)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	5,000,000	99,127	0.23
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	195,583	0.45
			294,710	0.68
Poland (Cost $1,582,596)
Poland (Rep of), 3.250%, 07/25/2025	PLN	1,792,000	494,095	1.14
Poland (Rep of), 2.500%, 07/25/2026	PLN	560,000	148,526	0.34
Poland (Rep of), 2.500%, 07/25/2027	PLN	324,000	85,746	0.20
Poland (Rep of), 2.750%, 04/25/2028	PLN	926,000	249,679	0.58
Poland (Rep of), 2.750%, 10/25/2029	PLN	2,285,000	620,649	1.44
			1,598,695	3.70
Romania (Cost $87,953)
Romania (Rep of), 5.800%, 07/26/2027	RON	320,000	82,205	0.19
			82,205	0.19
Russian Federation (Cost $2,452,095)
Russian Federal Bond - OFZ, 7.000%, 08/16/2023	RUB	10,745,000	175,288	0.40
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	11,281,000	185,531	0.43
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	42,021,000	719,984	1.67
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	4,897,000	81,324	0.19
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	24,778,000	460,395	1.07
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	31,824,000	560,252	1.30
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	24,476,000	416,499	0.96
			2,599,273	6.02
South Africa (Cost $4,401,285)
South Africa (Rep of), 7.750%, 02/28/2023	ZAR	7,261,000	497,532	1.15
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	4,378,000	329,010	0.76
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	9,989,000	622,806	1.44
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	6,800,000	384,843	0.89
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	3,316,000	202,874	0.47
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,123,000	132,070	0.31

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 6.250%, 03/31/2036	ZAR	959,000	$45,769	0.11
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	3,300,000	194,596	0.45
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	3,028,000	184,240	0.43
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	2,786,000	129,439	0.30
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	7,858,000	459,171	1.06
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	10,170,000	592,440	1.37
			3,774,790	8.74
Thailand (Cost $1,300,290)
Thailand (Rep of), 4.875%, 06/22/2029	THB	1,891,000	79,540	0.18
Thailand (Rep of), 3.650%, 06/20/2031	THB	1,281,000	50,580	0.12
Thailand (Rep of), 3.775%, 06/25/2032	THB	4,556,000	183,134	0.42
Thailand (Rep of), 1.600%, 06/17/2035	THB	1,100,000	35,490	0.08
Thailand (Rep of), 3.400%, 06/17/2036	THB	9,402,000	378,540	0.88
Thailand (Rep of), 3.300%, 06/17/2038	THB	4,200,000	168,473	0.39
Thailand (Rep of), 2.875%, 06/17/2046	THB	6,843,000	260,699	0.60
Thailand (Rep of), 3.600%, 06/17/2067	THB	8,524,000	378,773	0.88
			1,535,229	3.55
Turkey (Cost $1,326,120)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	305,000	112,696	0.26
Turkey (Rep of), 11.000%, 03/02/2022	TRY	762,000	130,125	0.30
Turkey (Rep of), 8.000%, 03/12/2025	TRY	584,000	90,653	0.21
Turkey (Rep of), 10.600%, 02/11/2026	TRY	2,151,065	372,903	0.87
Turkey (Rep of), 11.000%, 02/24/2027	TRY	534,000	94,580	0.22
Turkey (Rep of), 10.500%, 08/11/2027	TRY	1,425,000	246,915	0.57
			1,047,872	2.43
Ukraine (Cost $171,677)
Ukraine (Rep of), 17.000%, 05/11/2022(3)	UAH	662,000	29,712	0.07
Ukraine (Rep of), 15.840%, 02/26/2025(3)	UAH	3,490,000	173,179	0.40
			202,891	0.47
Uruguay (Cost $358,796)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	1,106,000	29,259	0.07
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	2,366,000	55,628	0.13
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	91,000	4,811	0.01
Uruguay Monetary Regulation Bill, 0.000%, 06/10/2020(2)	UYU	2,872,000	74,011	0.17
Uruguay Monetary Regulation Bill, 0.000%, 07/03/2020(2)	UYU	5,776,000	147,836	0.34
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021(2)	UYU	1,060,000	25,195	0.06
			336,740	0.78
Total Debt Securities (Cost $38,416,159)			37,005,204	85.68
Credit Linked Notes
Indonesia (Cost $1,912,507)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(3)	IDR	2,600,000,000	207,311	0.48

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(3)	IDR	9,817,000,000	$776,984	1.80
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(3)	IDR	6,950,000,000	518,642	1.20
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(3)	IDR	1,064,000,000	98,085	0.23
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(3)	IDR	4,693,000,000	378,507	0.87
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036(3)	IDR	2,022,000,000	159,377	0.37
			2,138,906	4.95
Total Credit Linked Notes (Cost $1,912,507)			2,138,906	4.95
Total Investments in Securities (Cost $40,328,666)			39,144,110	90.63
Total Investments (Total Cost $40,328,666)			39,144,110	90.63
Other Assets Less Liabilities			4,047,100	9.37
Net Assets			$43,191,210	100.00

(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2020	HSBC Bank	United States Dollar	797,228	Brazilian Real	3,231,004	$42,936
02/04/2020	JP Morgan	United States Dollar	1,361,297	Brazilian Real	5,549,801	65,672
02/04/2020	Standard Chartered	United States Dollar	130,530	Brazilian Real	548,795	2,411
02/28/2020	BNP Paribas	Chinese Offshore Yuan	940,680	United States Dollar	134,000	252
02/28/2020	Standard Chartered	Czech Koruna	3,020,218	United States Dollar	131,375	1,422
02/28/2020	HSBC Bank	Indonesian Rupiah	416,640,000	United States Dollar	30,000	118
02/28/2020	JP Morgan	Indonesian Rupiah	1,374,120,000	United States Dollar	99,000	334
02/28/2020	Deutsche Bank	Malaysian Ringgit	2,521,728	United States Dollar	609,103	5,735
02/28/2020	Standard Chartered	United States Dollar	1,179,040	Indian Rupee	84,514,162	1,858
02/28/2020	Barclays	United States Dollar	667,025	Indonesian Rupiah	9,142,919,268	6,093
02/28/2020	Deutsche Bank	United States Dollar	25,800	Malaysian Ringgit	105,697	29
02/28/2020	Deutsche Bank	United States Dollar	122,000	South African Rand	1,781,810	3,704

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2020	Merrill Lynch	United States Dollar	478,486	South African Rand	6,916,433	$19,299
02/28/2020	Standard Chartered	United States Dollar	109,000	South African Rand	1,593,738	3,191
02/28/2020	Morgan Stanley	United States Dollar	179,000	Turkish Lira	1,073,633	716
03/03/2020	HSBC Bank	United States Dollar	1,907,984	Brazilian Real	7,994,070	44,468
03/31/2020	Deutsche Bank	Czech Koruna	22,480,908	United States Dollar	973,157	15,290
03/31/2020	BNP Paribas	Romanian Leu	1,959,127	United States Dollar	450,084	3,743
03/31/2020	Barclays	Russian Ruble	87,265,257	United States Dollar	1,341,902	13,980
03/31/2020	Citibank	United States Dollar	199,572	Hungarian Forint	60,356,658	690
03/31/2020	ANZ	United States Dollar	298,844	Indian Rupee	21,318,823	3,386
03/31/2020	Citibank	United States Dollar	154,000	Indian Rupee	11,075,680	502
03/31/2020	Morgan Stanley	United States Dollar	140,000	Indian Rupee	10,069,500	446
03/31/2020	Standard Chartered	United States Dollar	153,000	Indian Rupee	10,999,170	562
03/31/2020	Barclays	United States Dollar	467,090	South African Rand	6,856,606	13,951
03/31/2020	Citibank	United States Dollar	163,000	South African Rand	2,396,067	4,649
03/31/2020	HSBC Bank	United States Dollar	67,950	South African Rand	1,000,710	1,815
03/31/2020	Merrill Lynch	United States Dollar	171,000	South African Rand	2,474,131	7,490
03/31/2020	HSBC Bank	United States Dollar	35,000	Thai Baht	1,064,525	802
04/29/2020	Merrill Lynch	Ukraine Hryvnia	2,668,739	United States Dollar	89,400	15,199
04/29/2020	Merrill Lynch	United States Dollar	29,335	Ukraine Hryvnia	731,917	649
04/30/2020	BNP Paribas	Czech Koruna	3,495,179	United States Dollar	153,350	362
04/30/2020	JP Morgan	Czech Koruna	2,038,243	United States Dollar	89,374	264
04/30/2020	HSBC Bank	Mexican Peso	3,431,933	United States Dollar	179,237	7
04/30/2020	JP Morgan	United States Dollar	940,218	Chilean Peso	725,387,712	34,542
04/30/2020	Morgan Stanley	United States Dollar	115,000	Mexican Peso	2,195,178	350
04/30/2020	Standard Chartered	United States Dollar	180,239	Philippine Peso	9,231,824	18
04/30/2020	Citibank	United States Dollar	78,756	Polish Zloty	304,630	95
05/06/2020	Merrill Lynch	Ukraine Hryvnia	2,062,174	United States Dollar	69,800	10,903
05/06/2020	Merrill Lynch	United States Dollar	82,213	Ukraine Hryvnia	2,062,175	1,510
05/14/2020	Barclays	Ukraine Hryvnia	2,071,300	United States Dollar	70,000	10,917
05/20/2020	Barclays	Ukraine Hryvnia	1,033,550	United States Dollar	35,000	5,323
05/22/2020	Goldman Sachs	Ukraine Hryvnia	2,539,680	United States Dollar	85,800	13,240
Subtotal Appreciation						358,923
02/04/2020	HSBC Bank	Brazilian Real	7,994,070	United States Dollar	1,910,172	(43,921)
02/04/2020	Merrill Lynch	Brazilian Real	610,706	United States Dollar	145,910	(3,338)
02/04/2020	Santander	Brazilian Real	724,824	United States Dollar	174,090	(4,877)
02/28/2020	BNP Paribas	Chinese Offshore Yuan	921,983	United States Dollar	133,000	(1,416)
02/28/2020	HSBC Bank	Chinese Offshore Yuan	994,639	United States Dollar	142,000	(47)
02/28/2020	Merrill Lynch	Chinese Offshore Yuan	1,043,223	United States Dollar	149,000	(113)
02/28/2020	Morgan Stanley	Chinese Offshore Yuan	1,401,375	United States Dollar	202,000	(1,998)
02/28/2020	Standard Chartered	Chinese Offshore Yuan	1,040,415	United States Dollar	150,000	(1,514)
02/28/2020	BNP Paribas	Indonesian Rupiah	856,220,000	United States Dollar	62,000	(105)
02/28/2020	Citibank	Indonesian Rupiah	954,270,000	United States Dollar	69,000	(17)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2020	Deutsche Bank	Indonesian Rupiah	3,153,554,000	United States Dollar	230,000	$(2,034)
02/28/2020	HSBC Bank	Indonesian Rupiah	2,660,952,000	United States Dollar	193,929	(1,571)
02/28/2020	JP Morgan	Indonesian Rupiah	601,495,000	United States Dollar	43,905	(423)
02/28/2020	Standard Chartered	Indonesian Rupiah	1,028,625,000	United States Dollar	75,000	(642)
02/28/2020	Deutsche Bank	Malaysian Ringgit	185,741	United States Dollar	45,575	(288)
02/28/2020	Barclays	Romanian Leu	2,282,433	United States Dollar	532,806	(3,477)
02/28/2020	Merrill Lynch	Russian Ruble	35,998,745	United States Dollar	579,056	(17,570)
02/28/2020	Morgan Stanley	Turkish Lira	4,122,874	United States Dollar	688,802	(4,172)
02/28/2020	Deutsche Bank	United States Dollar	18,800	Chinese Offshore Yuan	132,403	(97)
02/28/2020	Barclays	United States Dollar	71,885	Hungarian Forint	21,971,033	(414)
02/28/2020	HSBC Bank	United States Dollar	49,786	Hungarian Forint	15,172,758	(142)
02/28/2020	HSBC Bank	United States Dollar	90,270	Indonesian Rupiah	1,297,000,000	(3,489)
02/28/2020	Standard Chartered	United States Dollar	118,845	Indonesian Rupiah	1,711,960,496	(4,911)
02/28/2020	Deutsche Bank	United States Dollar	66,000	Malaysian Ringgit	274,729	(984)
02/28/2020	HSBC Bank	United States Dollar	1,214,507	XNY	8,640,000	(31,240)
03/03/2020	JP Morgan	Brazilian Real	617,120	United States Dollar	145,000	(1,142)
03/31/2020	HSBC Bank	Hungarian Forint	259,512,841	United States Dollar	857,695	(2,570)
03/31/2020	JP Morgan	Russian Ruble	3,804,722	United States Dollar	61,000	(1,884)
03/31/2020	Merrill Lynch	South African Rand	7,032,018	United States Dollar	466,528	(1,796)
03/31/2020	Deutsche Bank	Thai Baht	2,450,711	United States Dollar	80,975	(2,246)
03/31/2020	HSBC Bank	Thai Baht	40,834,494	United States Dollar	1,350,239	(38,435)
03/31/2020	Standard Chartered	Thai Baht	34,919,000	United States Dollar	1,154,206	(32,436)
03/31/2020	Merrill Lynch	United States Dollar	37,493	Hungarian Forint	11,428,601	(166)
04/29/2020	Merrill Lynch	United States Dollar	72,950	Ukraine Hryvnia	1,936,823	(2,962)
04/30/2020	Barclays	Colombian Peso	2,101,565,378	United States Dollar	626,921	(16,001)
04/30/2020	Merrill Lynch	Mexican Peso	43,738,733	United States Dollar	2,308,965	(24,565)
04/30/2020	UBS	Mexican Peso	2,167,061	United States Dollar	114,222	(1,040)
04/30/2020	Credit Suisse	Peruvian Nuevo Sol	907,347	United States Dollar	272,886	(5,741)
04/30/2020	Merrill Lynch	Polish Zloty	9,201,148	United States Dollar	2,403,706	(27,806)
04/30/2020	JP Morgan	Romanian Leu	560,488	United States Dollar	129,785	(68)
04/30/2020	HSBC Bank	Russian Ruble	31,676,761	United States Dollar	501,156	(10,518)
04/30/2020	Citibank	United States Dollar	17,022	Czech Koruna	389,785	(120)
04/30/2020	Barclays	United States Dollar	129,974	Polish Zloty	505,252	(491)
04/30/2020	Merrill Lynch	United States Dollar	18,182	Romanian Leu	79,112	(127)
05/14/2020	Barclays	United States Dollar	72,950	Ukraine Hryvnia	1,951,412	(3,283)
Subtotal Depreciation						(302,197)
Total						$56,726

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
At January 31, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	4.055% (Receive Quarterly)	MYR	1,300,000	4/27/2026	$19,728	—	$19,728	HSBC Bank
WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN	6,400,000	9/24/2020	2,210	—	2,210	BNP Paribas
							$21,938
At January 31, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF	93,000,000	10/9/2020	$4,625	$50	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	INR	30,000,000	12/13/2024	7,143	1,292	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	2,556,000	3/26/2023	21,595	617	Merrill Lynch
					$33,363	$1,959
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$290,400	$—	$290,400
Government Agencies	—	205,811	—	205,811
Government Bonds	—	34,266,056	—	34,266,056
Index Linked Government Bonds	—	1,553,948	—	1,553,948
Municipal Bonds	—	92,398	—	92,398
Short-Term Investments	—	596,591	—	596,591
Total Debt Securities	—	37,005,204	—	37,005,204
Credit Linked Notes
Indonesia	—	2,138,906	—	2,138,906
Total Investments	$—	$39,144,110	$—	$39,144,110

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$358,923	$—	$358,923
Interest Rate Swap Contracts	—	21,938	—	21,938
Centrally Cleared Swap Contracts	—	33,363	—	33,363
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(302,197)	—	(302,197)
Total Other Financial Instruments	$—	$112,027	$—	$112,027

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $17,688,435)
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		2,280,000	$2,159,160	0.43
Pampa Energia S.A., 7.375%, 07/21/2023		3,930,000	3,645,075	0.72
Pampa Energia S.A., 7.500%, 01/24/2027		1,955,000	1,698,465	0.33
Telecom Argentina S.A., 6.500%, 06/15/2021		930,000	920,700	0.18
YPF S.A., 8.500%, 03/23/2021		1,915,000	1,903,893	0.37
YPF S.A., 8.750%, 04/04/2024		5,645,000	5,441,836	1.07
YPF S.A., 8.500%, 07/28/2025		1,615,000	1,481,763	0.29
			17,250,892	3.39
Brazil (Cost $83,159,569)
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050(2)		2,500,000	2,592,475	0.51
Centrais Electricas Brasileiras S.A., 4.625%, 02/04/2030(2)		700,000	704,900	0.14
CSN Islands XI Corp., 6.750%, 01/28/2028(2)		3,500,000	3,476,550	0.68
CSN Resources S.A., 7.625%, 04/17/2026		2,185,000	2,294,949	0.45
Gerdau Trade, Inc., 4.875%, 10/24/2027		1,700,000	1,870,000	0.37
GTL Trade Finance, Inc., 7.250%, 04/16/2044		740,000	962,925	0.19
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.893%, 04/29/2024		684,000	760,492	0.15
InterCement Financial Operations B.V., 5.750%, 07/17/2024		5,550,000	4,773,000	0.94
JBS Investments II GmbH, 5.750%, 01/15/2028		2,565,000	2,707,896	0.53
NBM US Holdings, Inc., 7.000%, 05/14/2026		3,640,000	3,903,900	0.77
NBM US Holdings, Inc., 6.625%, 08/06/2029		3,305,000	3,557,006	0.70
Oi S.A., 10.000%, 07/27/2025(3)		7,230,000	7,009,485	1.38
Petrobras Global Finance B.V., 6.875%, 01/20/2040		7,410,000	9,155,129	1.80
Petrobras Global Finance B.V., 6.850%, 06/05/2115		15,285,000	18,204,435	3.57
Rede D’or Finance S.a.r.l., 4.500%, 01/22/2030(2)		3,505,000	3,526,030	0.69
Samarco Mineracao S.A., 4.125%, 11/01/2022(4)		11,228,000	7,270,130	1.43
Samarco Mineracao S.A., 5.750%, 10/24/2023(4)		8,603,000	5,742,503	1.13
Samarco Mineracao S.A., 5.375%, 09/26/2024(4)		2,195,000	1,459,675	0.29
St Marys Cement, Inc., 5.750%, 01/28/2027		2,020,000	2,311,496	0.45
Suzano Austria GmbH, 5.000%, 01/15/2030		365,000	385,367	0.07
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,640,000	1,699,040	0.33
Vale Overseas Ltd., 6.250%, 08/10/2026		1,360,000	1,605,480	0.31
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		1,905,000	2,478,881	0.49
			88,451,744	17.37
Chile (Cost $5,696,608)
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/2024		450,000	481,278	0.10
Enel Chile S.A., 4.875%, 06/12/2028		635,000	712,787	0.14
GNL Quintero S.A., 4.634%, 07/31/2029		1,800,000	1,934,460	0.38
Inversiones CMPC S.A., 4.750%, 09/15/2024		1,445,000	1,543,880	0.30
Inversiones CMPC S.A., 3.850%, 01/13/2030(2)		600,000	613,500	0.12

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Chile (continued)
Sociedad Quimica y Minera de Chile S.A., 4.250%, 01/22/2050(2)		530,000	$530,689	0.10
			5,816,594	1.14
China (Cost $76,155,580)
Bank of China Ltd., (Floating, ICE LIBOR USD 3M + 0.850%), 2.735%, 03/08/2023		3,335,000	3,354,649	0.66
Bank of China Ltd., 5.000%, 11/13/2024		3,095,000	3,410,417	0.67
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		5,085,000	5,091,865	1.00
Chalco Hong Kong Investment Co. Ltd., (Variable, 7.931% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 11/07/2021(5)		3,300,000	3,342,933	0.66
China Evergrande Group, 7.500%, 06/28/2023		5,405,000	4,731,528	0.93
China Evergrande Group, 9.500%, 03/29/2024		1,865,000	1,645,832	0.32
China Evergrande Group, 8.750%, 06/28/2025		4,240,000	3,563,255	0.70
China Hongqiao Group Ltd., 7.125%, 07/22/2022		1,930,000	1,804,550	0.35
China Minmetals Corp., (Variable, 4.717% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.750%, 11/13/2022(5)		3,085,000	3,117,426	0.61
Country Garden Holdings Co. Ltd., 7.125%, 04/25/2022		1,475,000	1,565,636	0.31
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,600,000	1,672,228	0.33
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(2)(4)(6)(7)		282,201	—	—
Fufeng Group Ltd., 5.875%, 08/28/2021		870,000	905,226	0.18
ICBCIL Finance Co. Ltd., (Floating, ICE LIBOR USD 3M + 0.950%), 2.860%, 05/15/2021		1,960,000	1,956,890	0.38
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		4,395,000	4,346,403	0.85
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		1,560,000	1,562,482	0.31
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		4,575,000	4,302,051	0.84
KWG Group Holdings Ltd., 5.875%, 11/10/2024		3,615,000	3,399,609	0.67
Leader Goal International Ltd., (Variable, 6.919% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 01/19/2023(5)		1,525,000	1,559,002	0.31
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	1,272,500	0.25
Ronshine China Holdings Ltd., 8.750%, 10/25/2022		1,865,000	1,930,553	0.38
Shenzhen International Holdings Ltd., (Variable, 6.850% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.950%, 11/29/2022(5)		2,390,000	2,405,535	0.47
Shimao Property Holdings Ltd., 5.600%, 07/15/2026		1,465,000	1,535,379	0.30
Sunac China Holdings Ltd., 8.350%, 04/19/2023		1,680,000	1,747,517	0.34
Sunac China Holdings Ltd., 7.950%, 10/11/2023		3,185,000	3,288,831	0.65
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,785,000	975,029	0.19
Yuzhou Properties Co. Ltd., 8.375%, 10/30/2024		2,165,000	2,216,757	0.44
Zhenro Properties Group Ltd., 9.800%, 08/20/2021		1,700,000	1,771,377	0.35
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		1,650,000	1,671,641	0.33
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		1,635,000	1,676,199	0.33
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		2,570,000	925,457	0.18
			72,748,757	14.29

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Colombia (Cost $22,096,369)
Bancolombia S.A., 3.000%, 01/29/2025		1,310,000	$1,317,873	0.26
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.944%), 4.625%, 12/18/2029(5)		1,775,000	1,829,138	0.36
Ecopetrol S.A., 7.375%, 09/18/2043		2,495,000	3,449,337	0.68
Ecopetrol S.A., 5.875%, 05/28/2045		2,400,000	2,884,800	0.57
Frontera Energy Corp., 9.700%, 06/25/2023		5,150,000	5,510,500	1.08
Grupo Aval Ltd., 4.375%, 02/04/2030(2)		2,770,000	2,802,548	0.55
Millicom International Cellular S.A., 6.250%, 03/25/2029		3,245,000	3,588,970	0.70
Promigas S.A. ESP/Gases del Pacifico S.A.C., 3.750%, 10/16/2029		1,140,000	1,154,250	0.23
SURA Asset Management S.A., 4.375%, 04/11/2027		300,000	324,000	0.06
			22,861,416	4.49
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020(4)(7)	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020(4)(7)	EUR	700,590	—	—
New World Resources N.V., 16.651%, 10/07/2020(2)(4)(7)(8)(9)	EUR	101,612	—	—
			—	—
Ecuador (Cost $9,446,274)
International Airport Finance S.A., 12.000%, 03/15/2033		6,210,000	6,815,475	1.34
Petroamazonas EP, 4.625%, 02/16/2020		470,607	470,231	0.09
Petroamazonas EP, 4.625%, 11/06/2020		2,283,336	2,271,919	0.45
			9,557,625	1.88
Egypt (Cost $3,642,351)
ADES International Holding PLC, 8.625%, 04/24/2024		3,615,000	3,740,441	0.73
			3,740,441	0.73
Hong Kong (Cost $1,851,337)
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.700%), 4.000%, 11/03/2026(5)		1,830,000	1,856,946	0.36
			1,856,946	0.36
India (Cost $3,465,765)
Adani Transmission Ltd., 4.000%, 08/03/2026		360,000	375,856	0.07
Adani Transmission Ltd., 4.250%, 05/21/2036(2)		600,000	604,824	0.12
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		1,273,000	1,304,207	0.25
Power Finance Corp. Ltd., 4.500%, 06/18/2029		1,150,000	1,203,722	0.24
			3,488,609	0.68
Indonesia (Cost $14,158,624)
Adaro Indonesia PT, 4.250%, 10/31/2024(2)		1,500,000	1,477,500	0.29
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022(3)		4,798,554	2,713,437	0.53
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		1,100,000	1,345,663	0.26
Minejesa Capital B.V., 4.625%, 08/10/2030		2,925,000	3,047,280	0.60
Pertamina Persero PT, 6.000%, 05/03/2042		1,290,000	1,583,497	0.31

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Perusahaan Listrik Negara PT, 4.125%, 05/15/2027		2,514,000	$2,674,267	0.53
			12,841,644	2.52
Iraq (Cost $14,063,975)
DNO A.S.A., 8.750%, 05/31/2023(2)		5,300,000	5,432,500	1.07
DNO A.S.A., 8.375%, 05/29/2024(2)		3,565,000	3,636,300	0.71
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		5,000,000	5,162,471	1.01
			14,231,271	2.79
Israel (Cost $21,856,974)
Altice Financing S.A., 7.500%, 05/15/2026		3,395,000	3,628,237	0.71
Israel Chemicals Ltd., 6.375%, 05/31/2038(2)		1,581,000	1,907,477	0.38
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		2,730,000	2,678,949	0.53
Teva Pharmaceutical Finance Netherlands III B.V., 7.125%, 01/31/2025(2)		2,585,000	2,720,764	0.53
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		12,025,000	12,524,037	2.46
			23,459,464	4.61
Jamaica (Cost $12,230,424)
Digicel Group One Ltd., 8.250%, 12/30/2022		5,892,000	3,800,340	0.75
Digicel Group Two Ltd., 8.250%, 09/30/2022		5,533,000	1,485,389	0.29
Digicel Group Two Ltd., 9.125%, 04/01/2024(3)		8,850,410	1,504,570	0.29
			6,790,299	1.33
Kazakhstan (Cost $1,701,062)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		780,000	1,102,545	0.21
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		715,000	753,616	0.15
			1,856,161	0.36
Kuwait (Cost $5,540,348)
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%), 5.750%, 04/09/2021(5)		5,370,000	5,509,566	1.08
			5,509,566	1.08
Mexico (Cost $36,249,141)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		2,070,000	2,600,437	0.51
Alpek S.A.B. de C.V., 4.250%, 09/18/2029		695,000	722,800	0.14
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		1,700,000	1,795,625	0.35
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022(5)		1,735,000	1,849,736	0.36
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028(5)		1,635,000	1,832,835	0.36
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033(5)		3,475,000	3,696,566	0.73
Cemex S.A.B. de C.V., 5.450%, 11/19/2029(2)		2,545,000	2,714,242	0.53
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		1,501,950	1,716,924	0.34
Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/2022		1,035,000	998,775	0.20

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Industrias Penoles S.A.B. de C.V., 4.150%, 09/12/2029		800,000	$832,808	0.16
Mexico Generadora de Energia S. de rl, 5.500%, 12/06/2032		623,443	694,360	0.14
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		460,000	523,480	0.10
Orbia Advance Corp. S.A.B. de C.V., 5.500%, 01/15/2048		795,000	860,588	0.17
Petroleos Mexicanos, 6.500%, 03/13/2027		1,755,000	1,902,718	0.38
Petroleos Mexicanos, 6.750%, 09/21/2047		4,230,000	4,280,760	0.84
Petroleos Mexicanos, 7.690%, 01/23/2050(2)		3,525,000	3,872,565	0.76
Petroleos Mexicanos, 6.950%, 01/28/2060(2)		2,700,000	2,736,531	0.54
Trust F/1401, 5.250%, 12/15/2024		1,385,000	1,523,500	0.30
Trust F/1401, 6.390%, 01/15/2050		2,355,000	2,708,250	0.53
			37,863,500	7.44
Mongolia (Cost $4,014,731)
Mongolian Mining Corp., 1.822%, 04/01/2020(3)(8)		3,390,888	1,899,236	0.37
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		2,615,000	2,418,205	0.48
			4,317,441	0.85
Morocco (Cost $4,832,467)
OCP S.A., 5.625%, 04/25/2024		1,535,000	1,702,702	0.33
OCP S.A., 4.500%, 10/22/2025		1,970,000	2,127,033	0.42
OCP S.A., 6.875%, 04/25/2044		920,000	1,211,327	0.24
			5,041,062	0.99
Niger (Cost $—)
Savannah Petroleum PLC, 65.596%, 05/30/2021(8)(10)		341,894	—	—
			—	—
Panama (Cost $5,865,571)
Banco General S.A., 4.125%, 08/07/2027		665,000	705,698	0.14
Banistmo S.A., 3.650%, 09/19/2022		2,215,000	2,264,837	0.44
C&W Senior Financing DAC, 6.875%, 09/15/2027		1,690,000	1,814,638	0.36
Cable Onda S.A., 4.500%, 01/30/2030(2)		1,130,000	1,168,183	0.23
			5,953,356	1.17
Peru (Cost $6,530,429)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		1,705,000	1,726,312	0.34
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		1,345,000	1,404,853	0.28
Intercorp Peru Ltd., 3.875%, 08/15/2029		1,075,000	1,085,003	0.21
Kallpa Generacion S.A., 4.875%, 05/24/2026		750,000	805,313	0.16
Kallpa Generacion S.A., 4.125%, 08/16/2027		1,630,000	1,685,012	0.33
			6,706,493	1.32
Poland (Cost $2,384,616)
Walnut Bidco PLC, 9.125%, 08/01/2024		2,300,000	2,369,460	0.47
			2,369,460	0.47

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Qatar (Cost $5,673,013)
ABQ Finance Ltd., 3.125%, 09/24/2024		1,635,000	$1,650,941	0.33
Nakilat, Inc., 6.067%, 12/31/2033		500,000	610,120	0.12
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 3.264%, 05/31/2021		3,405,000	3,427,808	0.67
			5,688,869	1.12
Romania (Cost $1,996,756)
NE Property B.V., 1.875%, 10/09/2026	EUR	1,805,000	2,028,169	0.40
			2,028,169	0.40
Russian Federation (Cost $19,006,322)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022(2)		5,052,696	4,155,842	0.82
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027(5)		8,670,000	8,692,369	1.71
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030(5)		4,580,000	4,933,164	0.97
VEON Holdings B.V., 4.000%, 04/09/2025		1,485,000	1,544,222	0.30
			19,325,597	3.80
Saudi Arabia (Cost $8,541,914)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		2,270,000	2,463,404	0.48
Samba Funding Ltd., 2.750%, 10/02/2024		2,425,000	2,431,062	0.48
Saudi Arabian Oil Co., 4.375%, 04/16/2049		1,760,000	1,982,621	0.39
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		1,570,000	1,923,250	0.38
			8,800,337	1.73
Singapore (Cost $2,453,153)
GLP Pte. Ltd., 3.875%, 06/04/2025		2,430,000	2,497,991	0.49
			2,497,991	0.49
South Africa (Cost $9,007,007)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		695,000	747,125	0.15
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		2,175,000	2,479,565	0.49
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		3,555,000	3,638,542	0.71
Prosus N.V., 5.500%, 07/21/2025		1,600,000	1,791,040	0.35
Prosus N.V., 3.680%, 01/21/2030(2)		500,000	516,771	0.10
			9,173,043	1.80
Tanzania (Cost $1,336,963)
HTA Group Ltd., 9.125%, 03/08/2022		1,320,000	1,356,788	0.27
			1,356,788	0.27
Thailand (Cost $3,961,669)
Bangkok Bank PCL, 9.025%, 03/15/2029		770,000	1,125,076	0.22
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.900%), 3.733%, 09/25/2034(5)		1,385,000	1,440,034	0.28

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Thailand (continued)
Thaioil Treasury Center Co. Ltd., 3.500%, 10/17/2049		1,610,000	$1,620,891	0.32
			4,186,001	0.82
Turkey (Cost $20,192,689)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027(5)		1,965,000	2,004,300	0.39
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028(5)		5,680,000	5,686,816	1.12
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027(5)		7,585,000	7,558,453	1.49
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028(5)		7,650,000	7,699,327	1.51
			22,948,896	4.51
Ukraine (Cost $19,210,839)
DTEK Finance PLC, 10.750%, 12/31/2024(3)		7,048,568	7,295,268	1.43
Metinvest B.V., 8.500%, 04/23/2026		4,997,000	5,459,822	1.07
Metinvest B.V., 7.750%, 10/17/2029		5,300,000	5,578,992	1.10
MHP Lux S.A., 6.250%, 09/19/2029		1,815,000	1,776,319	0.35
			20,110,401	3.95
United Arab Emirates (Cost $13,093,646)
Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026		685,000	750,075	0.15
Abu Dhabi National Energy Co. PJSC, 4.000%, 10/03/2049		1,200,000	1,265,722	0.25
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		1,155,000	1,199,052	0.24
DP World Crescent Ltd., 3.750%, 01/30/2030		1,500,000	1,539,495	0.30
DP World PLC, 4.700%, 09/30/2049		790,000	823,575	0.16
EMG Sukuk Ltd., 4.564%, 06/18/2024		705,000	742,012	0.15
First Abu Dhabi Bank PJSC, (Variable, USD Swap 5Y + 3.350%), 5.250%, 06/17/2020(5)		5,075,000	5,100,781	1.00
Tabreed Sukuk SPC Ltd., 5.500%, 10/31/2025		1,595,000	1,792,509	0.35
			13,213,221	2.60
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		7,112,500	1,226,906	0.24
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(4)		6,744,093	539,528	0.11
			1,766,434	0.35
Vietnam (Cost $612,546)
No Va Land Investment Group Corp., 5.500%, 04/27/2023		637,000	613,184	0.12
			613,184	0.12
Zambia (Cost $10,231,652)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		5,345,000	5,308,253	1.04

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Zambia (continued)
First Quantum Minerals Ltd., 6.875%, 03/01/2026		5,320,000	$5,133,800	1.01
			10,442,053	2.05
Total Debt Securities (Cost $478,232,983)			474,863,725	93.27
Bank Loans
Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 3.887%, 12/31/2049(8)(10)		3,000,000	1,920,000	0.38
			1,920,000	0.38
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016(6)(7)	EUR	526,185	—	—
			—	—
Ghana (Cost $3,000,000)
Karpower International B.V., 10.872%, 11/16/2023(10)		3,000,000	3,000,000	0.59
			3,000,000	0.59
Ukraine (Cost $3,945,921)
Vodafone Group PLC, 6.656%, 11/29/2020(10)		4,000,000	3,943,200	0.77
			3,943,200	0.77
United Arab Emirates (Cost $11,978,403)
DP World Ltd., 4.250%, 09/30/2022(10)		12,516,227	11,577,509	2.27
DP World Ltd., 5.250%, 09/30/2022(10)		422,832	391,120	0.08
			11,968,629	2.35
Total Bank Loans (Cost $21,387,257)			20,831,829	4.09

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A *(7)	GBP	36,580,138	$—	—
			—	—
Mongolia (Cost $2,417,611)
Mongolian Mining Corp. *	HKD	1,473,169	97,629	0.02
			97,629	0.02
Niger (Cost $877,496)
Savannah Petroleum PLC *	GBP	2,258,852	529,001	0.10
			529,001	0.10
Russian Federation (Cost $655,356)
Roust Corp. *(10)		13,359	40,077	0.01

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (continued)
Roust Corp., Class C *(10)		28,922	$86,766	0.02
			126,843	0.03
Total Equity Securities (Cost $5,043,716)			753,473	0.15
Total Investments (Total Cost $504,663,956)			496,449,027	97.51
Other Assets Less Liabilities			12,651,599	2.49
Net Assets			$509,100,626	100.00

*	Non-income producing security.
(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(6)	Maturity has been extended under the terms of a plan of reorganization.
(7)	Security has been deemed worthless and is a Level 3 investment.
(8)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(9)	Restricted security that has been deemed illiquid. At January 31, 2020 the value of this restricted illiquid security amounts to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.651%, 10/07/2020	10/07/2014	$-

(10)	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2020, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/19/2020	HSBC Bank	United States Dollar	1,680,847	Euro	1,511,664	$2,451
Subtotal Appreciation						2,451
02/19/2020	Merrill Lynch	United States Dollar	338,191	Euro	304,598	(4)
Subtotal Depreciation						(4)
Total						$2,447

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$449,153,095	$—	$449,153,095
Corporate Convertible Bonds	—	9,821,459	—	9,821,459
Financial Certificates	—	7,196,318	—	7,196,318
Government Agencies	—	8,692,853	—	8,692,853
Total Debt Securities	—	474,863,725	—	474,863,725
Bank Loans
Brazil	—	—	1,920,000	1,920,000
Ghana	—	—	3,000,000	3,000,000
Ukraine	—	—	3,943,200	3,943,200
United Arab Emirates	—	—	11,968,629	11,968,629
Total Bank Loans	—	—	20,831,829	20,831,829
Equity Securities
Common Stock
Mongolia	—	97,629	—	97,629
Niger	—	529,001	—	529,001
Russian Federation	—	—	126,843	126,843
Total Common Stock	—	626,630	126,843	753,473
Total Investments	$—	$475,490,355	$20,958,672	$496,449,027

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,451	$—	$2,451
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(4)	—	(4)
Total Other Financial Instruments	$—	$2,447	$—	$2,447

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2020:
Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2020
Investments, at value
Bank Loans
Brazil	$1,980,000	$—	$—	$—	$—	$(60,000)	$—	$—	$1,920,000	$(60,000)
Ghana	3,007,500	—	—	—	—	(7,500)	—	—	3,000,000	(7,500)
Malaysia	1,118,410	2,179	—	(1,158,973)	38,817	(433)	—	—	—	—
Nigeria	542,727	(23,413)	—	(988,772)	(23,413)	492,871	—	—	—	492,871
Ukraine	—	2,721	3,943,200	—	—	(2,721)	—	—	3,943,200	(2,721)
United Arab Emirates	11,820,491	70,406	119,299	(28,600)	2,275	(15,242)	—	—	11,968,629	(15,242)
Common Stock
Russian Federation	126,843	—	—	—	—	—	—	—	126,843	—
Total	$18,595,971	$51,893	$4,062,499	$(2,176,345)	$17,679	$406,975	$—	$—	$20,958,672	$407,408
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2020:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2020	Valuation Technique	Unobservable Input
Bank Loans	$20,831,829	Broker quote	Inputs to broker model
Common Stock	126,843	Broker quote	Inputs to broker model
	$20,958,672

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $183,657,224)
Argentina (Rep of), 6.875%, 04/22/2021		124,616,000	$66,420,328	6.07
Argentina (Rep of), 5.625%, 01/26/2022		42,297,000	20,810,124	1.90
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/2022		650,000	507,007	0.05
Genneia S.A., 8.750%, 01/20/2022		4,120,000	3,460,800	0.32
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		9,075,000	8,594,025	0.79
Mastellone Hermanos S.A., 12.625%, 07/03/2021		1,720,000	1,513,600	0.14
Pampa Energia S.A., 7.375%, 07/21/2023		13,555,000	12,572,262	1.15
Pan American Energy LLC, 7.875%, 05/07/2021		1,586,667	1,628,729	0.15
Telecom Argentina S.A., 6.500%, 06/15/2021		9,889,000	9,790,110	0.89
YPF S.A., 8.500%, 03/23/2021		20,695,000	20,574,969	1.88
YPF S.A., 8.750%, 04/04/2024		500,000	482,005	0.04
			146,353,959	13.38
Bahrain (Cost $3,055,069)
Batelco International Finance No. 1 Ltd., 4.250%, 05/01/2020		3,055,000	3,058,880	0.28
			3,058,880	0.28
Belarus (Cost $541,512)
Belarus (Rep of), 6.875%, 02/28/2023		500,000	538,600	0.05
			538,600	0.05
Brazil (Cost $74,222,139)
Banco do Brasil S.A., 5.875%, 01/26/2022		10,340,000	10,931,965	1.00
Banco do Brasil S.A., 4.875%, 04/19/2023		2,695,000	2,856,700	0.26
Banco Votorantim S.A., 4.000%, 09/24/2022		4,500,000	4,617,000	0.42
CSN Resources S.A., 7.625%, 02/13/2023		20,655,000	21,852,990	2.00
Gol Finance S.A., 8.875%, 01/24/2022		3,202,000	3,266,040	0.30
InterCement Financial Operations B.V., 5.750%, 07/17/2024		770,000	662,200	0.06
Itau Unibanco Holding S.A., 6.200%, 12/21/2021		3,570,000	3,779,559	0.34
Itau Unibanco Holding S.A., 5.500%, 08/06/2022		2,600,000	2,756,000	0.25
Itau Unibanco Holding S.A., 5.125%, 05/13/2023		2,225,000	2,372,406	0.22
JBS Investments GmbH, 6.250%, 02/05/2023		3,880,000	3,913,950	0.36
MARB BondCo PLC, 7.000%, 03/15/2024		10,235,000	10,606,019	0.97
Petrobras Global Finance B.V., 4.375%, 05/20/2023		200,000	211,250	0.02
Petrobras Global Finance B.V., 6.250%, 03/17/2024		5,000,000	5,674,250	0.52
Votorantim S.A., 6.750%, 04/05/2021		1,960,000	2,048,200	0.19
			75,548,529	6.91
China (Cost $171,907,872)
Central China Real Estate Ltd., 7.250%, 04/24/2023		9,760,000	9,718,809	0.89
Central China Real Estate Ltd., 7.900%, 11/07/2023		2,815,000	2,843,904	0.26
China Evergrande Group, 8.250%, 03/23/2022		21,880,000	20,737,277	1.90
China Evergrande Group, 9.500%, 04/11/2022		1,120,000	1,080,950	0.10
China Evergrande Group, 10.000%, 04/11/2023		16,035,000	14,956,389	1.37

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
China (continued)
China Hongqiao Group Ltd., 7.125%, 07/22/2022		1,800,000	$1,683,000	0.15
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		2,100,000	2,194,800	0.20
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021		12,500,000	8,063,758	0.74
Kaisa Group Holdings Ltd., 11.750%, 02/26/2021		1,985,000	2,071,858	0.19
Kaisa Group Holdings Ltd., 7.875%, 06/30/2021		1,249,000	1,236,563	0.11
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022		2,660,000	2,783,574	0.25
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		10,655,000	10,537,184	0.96
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022		4,660,000	4,916,300	0.45
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		11,840,000	12,093,438	1.11
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		4,200,000	4,206,682	0.39
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		200,000	188,068	0.02
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	3,235,000	0.30
Ronshine China Holdings Ltd., 10.500%, 03/01/2022		356,000	377,415	0.04
Ronshine China Holdings Ltd., 8.750%, 10/25/2022		6,590,000	6,821,631	0.62
Ronshine China Holdings Ltd., 8.950%, 01/22/2023		2,553,000	2,636,376	0.24
Scenery Journey Ltd., 11.000%, 11/06/2020		13,200,000	13,494,992	1.23
Sunac China Holdings Ltd., 8.350%, 04/19/2023		9,600,000	9,985,812	0.91
Sunac China Holdings Ltd., 7.950%, 10/11/2023		1,521,000	1,570,585	0.14
Sunac China Holdings Ltd., 7.500%, 02/01/2024		5,700,000	5,700,899	0.52
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,640,000	924,264	0.08
Yuzhou Properties Co. Ltd., 6.000%, 10/25/2023		5,060,000	4,872,305	0.45
Yuzhou Properties Co. Ltd., 8.375%, 10/30/2024		500,000	511,953	0.05
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		4,000,000	4,060,673	0.37
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		10,833,000	10,975,082	1.00
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		2,765,000	2,834,674	0.26
			167,314,215	15.30
Colombia (Cost $5,499,030)
Frontera Energy Corp., 9.700%, 06/25/2023		5,000,000	5,350,000	0.49
Grupo Aval Ltd., 4.750%, 09/26/2022		200,000	207,575	0.02
			5,557,575	0.51
Ecuador (Cost $194,325,412)
Ecuador (Rep of), 10.500%, 03/24/2020		6,897,000	6,897,000	0.63
Ecuador (Rep of), 10.750%, 03/28/2022		88,667,000	87,780,330	8.03
Ecuador (Rep of), 8.750%, 06/02/2023		40,585,000	37,845,513	3.46
Ecuador (Rep of), 7.950%, 06/20/2024		30,207,000	26,582,160	2.43
Petroamazonas EP, 4.625%, 02/16/2020		2,145,833	2,144,117	0.20
Petroamazonas EP, 4.625%, 11/06/2020		19,838,230	19,739,038	1.80
			180,988,158	16.55
Egypt (Cost $5,449,018)
ADES International Holding PLC, 8.625%, 04/24/2024		3,210,000	3,321,387	0.30
Egypt (Rep of), 6.125%, 01/31/2022		1,000,000	1,048,540	0.09
Egypt (Rep of), 5.577%, 02/21/2023		1,000,000	1,049,808	0.10
			5,419,735	0.49

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
India (Cost $2,800,927)
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022		200,000	$208,950	0.02
Greenko Dutch B.V., 4.875%, 07/24/2022		1,100,000	1,106,710	0.10
State Bank of India, (Floating, ICE LIBOR USD 3M + 0.950%), 2.850%, 04/06/2020		1,526,000	1,527,116	0.14
			2,842,776	0.26
Indonesia (Cost $116,828)
Eterna Capital Pte. Ltd., 7.500%, (100% Cash), 12/11/2022(2)		148,310	118,442	0.01
			118,442	0.01
Iraq (Cost $16,927,524)
DNO A.S.A., 8.750%, 05/31/2023(3)		11,600,000	11,890,000	1.09
DNO A.S.A., 8.375%, 05/29/2024(3)		1,895,000	1,932,900	0.17
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		3,070,000	3,169,757	0.29
			16,992,657	1.55
Jamaica (Cost $19,119,139)
Digicel Group One Ltd., 8.250%, 12/30/2022		7,000,000	4,515,000	0.41
Digicel Group Two Ltd., 8.250%, 09/30/2022		1,991,000	534,504	0.05
Digicel Ltd., 6.000%, 04/15/2021		13,500,000	10,698,750	0.98
			15,748,254	1.44
Kazakhstan (Cost $17,197,224)
Halyk Savings Bank of Kazakhstan JSC, 5.500%, 12/21/2022		17,189,536	17,296,696	1.58
			17,296,696	1.58
Lebanon (Cost $148,478,101)
Lebanon (Rep of), 6.375%, 03/09/2020		42,380,000	34,949,091	3.19
Lebanon (Rep of), 5.800%, 04/14/2020		28,642,000	22,197,550	2.03
Lebanon (Rep of), 6.150%, 06/19/2020		18,586,000	14,013,844	1.28
Lebanon (Rep of), 8.250%, 04/12/2021		59,195,000	28,413,600	2.60
Lebanon (Rep of), 6.100%, 10/04/2022		12,566,000	5,026,902	0.46
			104,600,987	9.56
Malaysia (Cost $2,087,300)
CIMB Bank Bhd., (Floating, ICE LIBOR USD 3M + 0.780%), 2.658%, 10/09/2024		2,074,000	2,083,943	0.19
			2,083,943	0.19
Mexico (Cost $3,846,808)
BBVA Bancomer S.A., 6.500%, 03/10/2021		841,000	876,743	0.08
BBVA Bancomer S.A., 6.750%, 09/30/2022		200,000	219,500	0.02
Fresnillo PLC, 5.500%, 11/13/2023		200,000	217,934	0.02
Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/2022		2,641,000	2,548,565	0.23
			3,862,742	0.35
Oman (Cost $1,158,612)
Bank Muscat SAOG, 4.875%, 03/14/2023		400,000	410,461	0.04
National Bank of Oman SAOG, 5.625%, 09/25/2023		350,000	366,787	0.03

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Oman (continued)
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		350,000	$373,156	0.03
			1,150,404	0.10
Panama (Cost $204,482)
Banistmo S.A., 3.650%, 09/19/2022		200,000	204,500	0.02
			204,500	0.02
Peru (Cost $2,059,488)
Ajecorp B.V., 6.500%, 05/14/2022		2,435,000	2,428,611	0.22
			2,428,611	0.22
Poland (Cost $3,252,854)
Walnut Bidco PLC, 9.125%, 08/01/2024		3,150,000	3,245,130	0.30
			3,245,130	0.30
Qatar (Cost $12,049,706)
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 3.264%, 05/31/2021		5,800,000	5,838,850	0.53
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.000%), 2.763%, 05/02/2022		6,170,000	6,170,000	0.57
			12,008,850	1.10
Russian Federation (Cost $5,453,672)
Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/2021		400,000	414,260	0.04
Credit Bank of Moscow Via CBOM Finance PLC, 5.550%, 02/14/2023		400,000	414,508	0.04
Credit Bank of Moscow Via CBOM Finance PLC, 7.121%, 06/25/2024		2,600,000	2,868,819	0.26
GTH Finance B.V., 7.250%, 04/26/2023		200,000	224,196	0.02
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		1,500,000	1,560,750	0.14
			5,482,533	0.50
South Africa (Cost $13,577,823)
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		13,320,000	13,633,020	1.24
Sasol Financing International Ltd., 4.500%, 11/14/2022		200,000	205,815	0.02
			13,838,835	1.26
Tanzania (Cost $2,548,055)
HTA Group Ltd., 9.125%, 03/08/2022		2,500,000	2,569,675	0.23
			2,569,675	0.23
Turkey (Cost $15,959,456)
Export Credit Bank of Turkey, 5.375%, 10/24/2023		500,000	510,750	0.05
Turkey (Rep of), 6.250%, 09/26/2022		500,000	533,750	0.05
Turkey (Rep of), 7.250%, 12/23/2023		1,000,000	1,112,500	0.10
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		7,280,000	7,438,340	0.68
Turkiye Vakiflar Bankasi T.A.O., 6.000%, 11/01/2022		1,240,000	1,268,644	0.12

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
Turkey (continued)
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		5,795,000	$5,858,745	0.53
			16,722,729	1.53
Ukraine (Cost $79,888,634)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024(2)		11,302,000	11,697,570	1.07
Metinvest B.V., 7.500%, 12/31/2021		5,017,279	5,015,723	0.46
Metinvest B.V., 7.500%, (100% Cash), 12/31/2021(2)		158,403	158,354	0.01
Metinvest B.V., 7.750%, 04/23/2023		17,132,000	18,272,135	1.67
MHP SE, 7.750%, 05/10/2024		5,500,000	5,917,340	0.54
Ukraine (Rep of), 7.750%, 09/01/2022		22,997,000	24,996,359	2.29
Ukraine (Rep of), 7.750%, 09/01/2023		11,550,000	12,755,820	1.17
Ukraine (Rep of), 8.994%, 02/01/2024		3,654,000	4,188,397	0.38
			83,001,698	7.59
United Arab Emirates (Cost $413,803)
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	205,358	0.02
DP World Crescent Ltd., 3.908%, 05/31/2023		200,000	207,859	0.02
			413,217	0.04
Venezuela (Cost $32,680,071)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		37,855,500	6,530,074	0.60
			6,530,074	0.60
Zambia (Cost $18,447,820)
First Quantum Minerals Ltd., 7.250%, 04/01/2023(3)		1,900,000	1,886,938	0.17
First Quantum Minerals Ltd., 7.250%, 04/01/2023		8,090,000	8,034,381	0.74
First Quantum Minerals Ltd., 6.500%, 03/01/2024		8,260,000	7,970,900	0.73
			17,892,219	1.64
Total Debt Securities (Cost $1,036,925,603)			913,814,623	83.54
Bank Loans
China (Cost $10,202,707)
KWG Group Holdings Ltd., 5.459%, 05/06/2022(4)		3,000,000	2,865,000	0.26
Sunac China Holdings Ltd., 9.617%, 01/25/2021(4)		3,600,000	3,600,000	0.33
Sunac China Holdings Ltd., 8.394%, 04/30/2021(4)		3,800,000	3,800,000	0.35
			10,265,000	0.94
Ukraine (Cost $9,929,950)
Metinvest B.V., 6.404%, 10/24/2022(4)		5,624,436	5,561,442	0.51
Vodafone Group PLC, 6.656%, 11/29/2020(4)		4,600,000	4,534,680	0.41
			10,096,122	0.92
United Arab Emirates (Cost $54,054,952)
DP World Ltd., 4.750%, 09/30/2022(4)		54,948,733	50,827,579	4.65

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Ltd., 5.750%, 09/30/2022(4)		2,116,831	$1,958,068	0.18
			52,785,647	4.83
Total Bank Loans (Cost $74,187,609)			73,146,769	6.69
Short-Term Investments
Canada (Cost $50,000,000)
Canadian Imperial Bank of Commerce, Time Deposit, 1.550%		50,000,000	50,000,000	4.57
			50,000,000	4.57
United States (Cost $20,000,000)
Mizuho International PLC, Time Deposit, 1.650%		20,000,000	20,000,000	1.83
			20,000,000	1.83
Total Short-Term Investments (Cost $70,000,000)			70,000,000	6.40
Total Investments (Total Cost $1,181,113,212)			1,056,961,392	96.63
Other Assets Less Liabilities			36,829,547	3.37
Net Assets			$1,093,790,939	100.00

(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Security is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$515,730,440	$—	$515,730,440
Financial Certificates	—	413,217	—	413,217
Government Agencies	—	510,750	—	510,750
Government Bonds	—	397,160,216	—	397,160,216
Total Debt Securities	—	913,814,623	—	913,814,623
Bank Loans
China	—	—	10,265,000	10,265,000
Ukraine	—	—	10,096,122	10,096,122
United Arab Emirates	—	—	52,785,647	52,785,647
Total Bank Loans	—	—	73,146,769	73,146,769
Short-Term Investments	—	70,000,000	—	70,000,000
Total Investments	$—	$983,814,623	$73,146,769	$1,056,961,392

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2020:
Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2020
Investments, at value
Bank Loans
China	$10,105,730	$29,286	$—	$—	$—	$129,984	$—	$—	$10,265,000	$129,984
Malaysia	311,827	439	—	(323,137)	7,762	3,109	—	—	—	—
Ukraine	5,563,835	25,244	4,530,961	(2,420)	106	(21,604)	—	—	10,096,122	(21,604)
United Arab Emirates	43,709,541	204,649	9,015,762	(105,756)	5,670	(44,219)	—	—	52,785,647	(44,219)
Total	$59,690,933	$259,618	$13,546,723	$(431,313)	$13,538	$67,270	$—	$—	$73,146,769	$64,161
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2020:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2020	Valuation Technique	Unobservable Input
Bank Loans	$73,146,769	Broker quote	Inputs to broker model

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $6,630,362)
Banco do Brasil S.A. *	BRL	161,400	$1,829,346	2.95
Cogna Educacao	BRL	128,200	347,845	0.56
CVC Brasil Operadora e Agencia de Viagens S.A.	BRL	149,000	1,269,906	2.04
Lojas Renner S.A. *	BRL	66,500	892,081	1.44
Vale S.A. *	BRL	52,500	616,255	0.99
Vale S.A. ADR *		106,434	1,248,471	2.01
			6,203,904	9.99
China (Cost $12,489,969)
Alibaba Group Holding Ltd. *	HKD	55,200	1,393,498	2.24
Alibaba Group Holding Ltd. ADR *		13,306	2,748,886	4.43
Anhui Conch Cement Co. Ltd., Class H	HKD	272,500	1,735,881	2.80
China Overseas Land & Investment Ltd.	HKD	553,363	1,781,709	2.87
China Vanke Co. Ltd., Class H	HKD	331,000	1,163,378	1.87
CNOOC Ltd.	HKD	727,000	1,101,320	1.77
Ping An Insurance Group Co. of China Ltd., Class H	HKD	50,500	571,315	0.92
Tencent Holdings Ltd.	HKD	58,100	2,758,767	4.44
			13,254,754	21.34
Colombia (Cost $854,819)
Ecopetrol S.A. ADR		47,196	873,126	1.41
			873,126	1.41
Hong Kong (Cost $537,392)
AIA Group Ltd.	HKD	53,800	530,414	0.85
			530,414	0.85
Hungary (Cost $309,282)
OTP Bank Nyrt.	HUF	6,824	316,397	0.51
			316,397	0.51
India (Cost $5,852,750)
HDFC Bank Ltd. ADR		21,050	1,205,744	1.94
ICICI Bank Ltd. ADR		132,653	1,934,081	3.11
Maruti Suzuki India Ltd.	INR	9,786	942,412	1.52
Reliance Industries Ltd.	INR	77,498	1,533,327	2.47
			5,615,564	9.04
Indonesia (Cost $1,949,691)
Bank Central Asia Tbk PT	IDR	903,000	2,122,046	3.42
			2,122,046	3.42
Mexico (Cost $4,100,430)
Fomento Economico Mexicano S.A.B. de C.V. ADR		6,470	583,400	0.94
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	307,400	1,888,601	3.04
Grupo Mexico S.A.B. de C.V., Series B	MXN	691,500	1,846,635	2.97
			4,318,636	6.95

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Peru (Cost $1,231,699)
Credicorp Ltd.		5,937	$1,226,466	1.98
			1,226,466	1.98
Russian Federation (Cost $4,266,412)
LUKOIL PJSC ADR		25,449	2,587,907	4.17
Sberbank of Russia PJSC ADR		113,982	1,817,305	2.92
			4,405,212	7.09
Saudi Arabia (Cost $311,517)
Samba Financial Group	SAR	38,512	310,259	0.50
			310,259	0.50
South Africa (Cost $761,948)
Absa Group Ltd.	ZAR	35,232	320,733	0.52
FirstRand Ltd.	ZAR	81,887	313,789	0.50
			634,522	1.02
South Korea (Cost $6,340,297)
LG Electronics, Inc.	KRW	10,058	549,756	0.89
NCSoft Corp.	KRW	1,323	703,873	1.13
Samsung Electronics Co. Ltd.	KRW	14,211	665,063	1.07
Samsung Electronics Co. Ltd. GDR (Registered)		1,971	2,302,754	3.71
SK Hynix, Inc.	KRW	32,373	2,510,850	4.04
			6,732,296	10.84
Taiwan (Cost $4,863,098)
Largan Precision Co. Ltd.	TWD	5,600	871,953	1.40
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	145,000	1,551,171	2.50
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		47,521	2,563,283	4.13
			4,986,407	8.03
Total Common Stocks (Cost $50,499,666)			51,530,003	82.97
Preferred Stocks
Brazil (Cost $3,105,626)
Banco Bradesco S.A. ADR, 6.429% (2)		120,587	920,079	1.48
Petroleo Brasileiro S.A. ADR, 0.071% (2)		44,577	590,645	0.95
Petroleo Brasileiro S.A., 0.069% (2)	BRL	206,800	1,373,806	2.22
			2,884,530	4.65
Colombia (Cost $1,535,555)
Bancolombia S.A. ADR, 2.264% (2)		30,212	1,585,224	2.55
			1,585,224	2.55

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
South Korea (Cost $2,263,179)
Samsung Electronics Co. Ltd., 2.854% (2)	KRW	61,986	$2,445,180	3.94
			2,445,180	3.94
Total Preferred Stocks (Cost $6,904,360)			6,914,934	11.14
Total Investments (Total Cost $57,404,026)			58,444,937	94.11
Other Assets Less Liabilities			3,658,853	5.89
Net Assets			$62,103,790	100.00

*	Non-income producing security.
(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2020, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	5.6%
Consumer Discretionary	13.1
Consumer Staples	0.9
Energy	13.0
Financials	27.2
Information Technology	20.8
Materials	8.8
Real Estate	4.7
Total Investments	94.1
Other Assets Less Liabilities	5.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$6,203,904	$—	$—	$6,203,904
China	2,748,886	10,505,868	—	13,254,754
Colombia	873,126	—	—	873,126
Hong Kong	—	530,414	—	530,414
Hungary	—	316,397	—	316,397
India	3,139,825	2,475,739	—	5,615,564
Indonesia	—	2,122,046	—	2,122,046
Mexico	4,318,636	—	—	4,318,636
Peru	1,226,466	—	—	1,226,466
Russian Federation	—	4,405,212	—	4,405,212
Saudi Arabia	—	310,259	—	310,259
South Africa	—	634,522	—	634,522
South Korea	—	6,732,296	—	6,732,296
Taiwan	2,563,283	2,423,124	—	4,986,407
Total Common Stocks	21,074,126	30,455,877	—	51,530,003
Preferred Stocks
Brazil	2,884,530	—	—	2,884,530
Colombia	1,585,224	—	—	1,585,224
South Korea	—	2,445,180	—	2,445,180
Total Preferred Stocks	4,469,754	2,445,180	—	6,914,934
Total Investments	$25,543,880	$32,901,057	$—	$58,444,937

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $563,876)
Arcos Dorados Holdings, Inc., Class A		72,560	$556,535	2.29
			556,535	2.29
Brazil (Cost $1,690,641)
Arezzo Industria e Comercio S.A.	BRL	41,500	584,330	2.40
Cia de Locacao das Americas *	BRL	41,400	228,238	0.94
CVC Brasil Operadora e Agencia de Viagens S.A.	BRL	31,800	271,027	1.11
Odontoprev S.A.	BRL	63,400	261,440	1.08
Sinqia S.A.	BRL	56,400	331,478	1.36
TOTVS S.A. *	BRL	20,500	357,336	1.47
			2,033,849	8.36
China (Cost $3,135,844)
Fu Shou Yuan International Group Ltd.	HKD	268,000	225,294	0.93
Goodbaby International Holdings Ltd. *	HKD	1,758,000	320,036	1.32
JNBY Design Ltd.	HKD	486,500	565,588	2.32
Li Ning Co. Ltd.	HKD	176,000	515,873	2.12
Xiabuxiabu Catering Management China Holdings Co. Ltd. *(2)	HKD	391,500	420,103	1.73
Xinyi Solar Holdings Ltd.	HKD	614,000	429,103	1.76
			2,475,997	10.18
India (Cost $6,621,477)
Bajaj Consumer Care Ltd.	INR	232,955	728,938	3.00
Edelweiss Financial Services Ltd.	INR	387,153	517,423	2.13
Eicher Motors Ltd.	INR	1,541	436,044	1.79
Granules India Ltd.	INR	251,877	515,550	2.12
IndiaMart InterMesh Ltd. *(2)	INR	18,654	610,300	2.51
Multi Commodity Exchange of India Ltd.	INR	46,777	817,070	3.36
Parag Milk Foods Ltd. (2)	INR	297,099	575,727	2.37
Quess Corp. Ltd. *(2)	INR	119,207	1,045,001	4.30
V-Mart Retail Ltd.	INR	21,533	600,775	2.47
			5,846,828	24.05
Malaysia (Cost $1,015,184)
My EG Services Bhd.	MYR	3,653,100	922,626	3.79
			922,626	3.79
Mexico (Cost $519,393)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		12,500	759,250	3.12
			759,250	3.12
Peru (Cost $618,173)
Alicorp S.A.A.	PEN	182,531	490,559	2.02
			490,559	2.02
Russian Federation (Cost $1,413,784)
HeadHunter Group PLC ADR		47,751	1,017,096	4.19

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (continued)
TCS Group Holding PLC (Registered)		37,841	$900,121	3.70
			1,917,217	7.89
South Africa (Cost $564,318)
JSE Ltd.	ZAR	47,970	349,946	1.44
			349,946	1.44
South Korea (Cost $4,934,379)
Cafe24 Corp. *	KRW	6,418	262,630	1.08
Dentium Co. Ltd.	KRW	21,383	870,177	3.58
Douzone Bizon Co. Ltd.	KRW	10,019	751,973	3.09
Hansol Chemical Co. Ltd.	KRW	9,813	890,402	3.66
KoMiCo Ltd.	KRW	40,601	912,396	3.75
NICE Information Service Co. Ltd.	KRW	30,535	427,703	1.76
SK Materials Co. Ltd.	KRW	3,222	420,059	1.73
WONIK IPS Co. Ltd.	KRW	11,358	320,974	1.32
			4,856,314	19.97
Taiwan (Cost $3,238,309)
ASPEED Technology, Inc.	TWD	16,000	489,457	2.01
Nien Made Enterprise Co. Ltd.	TWD	53,000	430,293	1.77
Parade Technologies Ltd.	TWD	42,000	876,388	3.60
Poya International Co. Ltd.	TWD	35,000	501,978	2.07
Silergy Corp.	TWD	11,000	396,798	1.63
Sinbon Electronics Co. Ltd.	TWD	125,000	529,772	2.18
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	369,000	533,463	2.19
Taiwan Union Technology Corp.	TWD	34,000	139,933	0.58
			3,898,082	16.03
Total Common Stocks (Cost $24,315,378)			24,107,203	99.14
Total Investments (Total Cost $24,315,378)			24,107,203	99.14
Other Assets Less Liabilities			208,985	0.86
Net Assets			$24,316,188	100.00

*	Non-income producing security.
(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
At January 31, 2020, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	22.3%
Consumer Staples	7.4
Financials	10.6
Health Care	6.8
Industrials	19.0
Information Technology	27.6
Materials	5.4
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$556,535	$—	$—	$556,535
Brazil	2,033,849	—	—	2,033,849
China	—	2,475,997	—	2,475,997
India	—	5,846,828	—	5,846,828
Malaysia	—	922,626	—	922,626
Mexico	759,250	—	—	759,250
Peru	490,559	—	—	490,559
Russian Federation	1,017,096	900,121	—	1,917,217
South Africa	—	349,946	—	349,946
South Korea	—	4,856,314	—	4,856,314
Taiwan	—	3,898,082	—	3,898,082
Total Common Stocks	4,857,289	19,249,914	—	24,107,203
Total Investments	$4,857,289	$19,249,914	$—	$24,107,203

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Common Stocks
Bahrain (Cost $4,404,457)
Ahli United Bank BSC	KWD	4,779,755	$5,333,960	6.31
			5,333,960	6.31
Bangladesh (Cost $1,646,546)
Square Pharmaceuticals Ltd.	BDT	540,240	1,258,004	1.49
			1,258,004	1.49
Egypt (Cost $6,436,976)
ADES International Holding PLC *(2)		127,319	1,475,573	1.75
Arabian Food Industries Co. S.A.E. Domty	EGP	1,583,036	886,700	1.05
Cleopatra Hospital *	EGP	3,816,875	1,398,716	1.65
Commercial International Bank Egypt S.A.E.	EGP	569,774	3,068,125	3.63
			6,829,114	8.08
Georgia (Cost $906,573)
Georgia Capital PLC *	GBP	50,516	536,664	0.63
			536,664	0.63
Kazakhstan (Cost $1,676,137)
Halyk Savings Bank of Kazakhstan JSC GDR *(2)		46,590	677,884	0.80
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		96,479	1,404,852	1.66
			2,082,736	2.46
Kenya (Cost $3,389,561)
Equity Group Holdings PLC	KES	2,916,300	1,459,935	1.73
Safaricom PLC	KES	9,056,400	2,752,934	3.25
			4,212,869	4.98
Kuwait (Cost $13,446,690)
Humansoft Holding Co. K.S.C.	KWD	130,646	1,336,249	1.58
Kuwait Finance House K.S.C.P.	KWD	500,280	1,376,424	1.63
Mabanee Co. S.A.K.	KWD	776,763	2,334,649	2.76
Mobile Telecommunications Co. K.S.C.	KWD	1,564,151	2,971,345	3.51
National Bank of Kuwait S.A.K.P.	KWD	2,357,189	8,135,799	9.62
			16,154,466	19.10
Mauritius (Cost $1,740,815)
MCB Group Ltd.	MUR	211,913	1,941,911	2.30
			1,941,911	2.30
Morocco (Cost $2,123,330)
Attijariwafa Bank	MAD	14,963	785,443	0.93
Vivo Energy PLC (2)	GBP	942,919	1,400,852	1.66
			2,186,295	2.59
Nigeria (Cost $3,542,426)
Dangote Cement PLC	NGN	770,204	381,326	0.45
Guaranty Trust Bank PLC	NGN	12,124,803	1,000,988	1.18

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Nigeria (continued)
MTN Nigeria Communications PLC	NGN	2,083,500	$685,399	0.81
Nestle Nigeria PLC	NGN	219,270	832,442	0.99
			2,900,155	3.43
Pakistan (Cost $2,820,068)
Honda Atlas Cars Pakistan Ltd.	PKR	543,400	713,187	0.84
MCB Bank Ltd.	PKR	925,200	1,258,686	1.49
Searle (The) Co. Ltd.	PKR	973,100	1,197,188	1.42
			3,169,061	3.75
Peru (Cost $4,883,648)
Alicorp S.A.A.	PEN	566,850	1,523,430	1.80
Credicorp Ltd.		7,350	1,518,363	1.80
Intercorp Financial Services, Inc. *		29,300	1,237,925	1.46
			4,279,718	5.06
Philippines (Cost $5,622,063)
BDO Unibank, Inc.	PHP	418,740	1,213,769	1.43
DMCI Holdings, Inc.	PHP	3,654,800	437,231	0.52
International Container Terminal Services, Inc.	PHP	767,210	1,947,140	2.30
SM Prime Holdings, Inc.	PHP	2,553,900	1,950,829	2.31
			5,548,969	6.56
Qatar (Cost $4,018,334)
Qatar Gas Transport Co. Ltd.	QAR	1,400,000	914,705	1.08
Qatar National Bank QPSC	QAR	534,346	2,997,295	3.55
			3,912,000	4.63
Romania (Cost $1,505,827)
Banca Transilvania S.A.	RON	3,197,201	1,916,539	2.27
			1,916,539	2.27
Saudi Arabia (Cost $3,239,897)
Abdul Mohsen Al-Hokair Tourism and Development Co. *	SAR	187,544	904,498	1.07
Aldrees Petroleum and Transport Services Co.	SAR	87,333	1,537,957	1.82
Saudi Industrial Services Co.	SAR	242,646	1,515,003	1.79
			3,957,458	4.68
Senegal (Cost $1,068,410)
Sonatel S.A.	XOF	27,109	712,721	0.84
			712,721	0.84
Slovenia (Cost $1,301,439)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	103,497	1,429,661	1.69
			1,429,661	1.69
United Arab Emirates (Cost $4,540,209)
DP World PLC		54,307	759,366	0.90
Dubai Islamic Bank PJSC	AED	515,000	800,290	0.94

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Emirates NBD Bank PJSC	AED	564,346	$2,111,821	2.50
NMC Health PLC	GBP	27,899	474,565	0.56
			4,146,042	4.90
Vietnam (Cost $5,611,270)
Military Commercial Joint Stock Bank	VND	2,673,686	2,386,261	2.82
Mobile World Investment Corp.	VND	117,133	555,969	0.66
Vietnam Dairy Products JSC	VND	196,400	914,564	1.08
Vietnam Technological & Commercial Joint Stock Bank *	VND	1,616,250	1,497,562	1.77
			5,354,356	6.33
Total Common Stocks (Cost $73,924,676)			77,862,699	92.08
Preferred Stocks
Colombia (Cost $1,809,672)
Banco Davivienda S.A., 1.846% (3)	COP	72,678	977,115	1.15
Bancolombia S.A. ADR, 2.264% (3)		16,422	861,663	1.02
			1,838,778	2.17
Total Preferred Stocks (Cost $1,809,672)			1,838,778	2.17
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	458,195	2,762,417	3.27
Total Investment Companies (Cost $2,710,266)			2,762,417	3.27
Total Investments (Total Cost $78,444,614)			82,463,894	97.52
Other Assets Less Liabilities			2,100,905	2.48
Net Assets			$84,564,799	100.00

*	Non-income producing security.
(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
At January 31, 2020, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.4%
Consumer Discretionary	5.8
Consumer Staples	4.9
Energy	4.6
Financials	57.6
Health Care	5.1
Industrials	5.5
Materials	0.5
Real Estate	5.1
Total Investments	97.5
Other Assets Less Liabilities	2.5
Net Assets	100.0%
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Bahrain	$—	$5,333,960	$—	$5,333,960
Bangladesh	—	1,258,004	—	1,258,004
Egypt	5,353,541	1,475,573	—	6,829,114
Georgia	—	536,664	—	536,664
Kazakhstan	—	2,082,736	—	2,082,736
Kenya	—	4,212,869	—	4,212,869
Kuwait	—	16,154,466	—	16,154,466
Mauritius	—	1,941,911	—	1,941,911
Morocco	—	2,186,295	—	2,186,295
Nigeria	832,442	2,067,713	—	2,900,155
Pakistan	—	3,169,061	—	3,169,061
Peru	4,279,718	—	—	4,279,718
Philippines	—	5,548,969	—	5,548,969
Qatar	—	3,912,000	—	3,912,000
Romania	—	1,916,539	—	1,916,539
Saudi Arabia	—	3,957,458	—	3,957,458
Senegal	712,721	—	—	712,721
Slovenia	—	1,429,661	—	1,429,661
United Arab Emirates	—	4,146,042	—	4,146,042
Vietnam	—	5,354,356	—	5,354,356
Total Common Stocks	11,178,422	66,684,277	—	77,862,699
Preferred Stocks
Colombia	1,838,778	—	—	1,838,778
Investment Companies
Vietnam	—	2,762,417	—	2,762,417
Total Investments	$13,017,200	$69,446,694	$—	$82,463,894

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $603,116)
Arcos Dorados Holdings, Inc., Class A		74,000	$567,580	1.46
			567,580	1.46
Brazil (Cost $2,246,366)
Arezzo Industria e Comercio S.A.	BRL	27,900	392,839	1.01
IRB Brasil Resseguros S/A	BRL	95,100	995,501	2.55
Lojas Renner S.A.	BRL	28,880	387,418	0.99
Notre Dame Intermedica Participacoes S.A.	BRL	40,400	662,328	1.70
TOTVS S.A. *	BRL	22,400	390,454	1.00
			2,828,540	7.25
China (Cost $9,157,689)
58.com, Inc. ADR *		8,739	486,063	1.25
Alibaba Group Holding Ltd. ADR *		14,383	2,971,384	7.62
Angel Yeast Co. Ltd., Class A	CNY	85,000	335,369	0.86
Anhui Conch Cement Co. Ltd., Class H	HKD	73,000	465,025	1.19
ANTA Sports Products Ltd.	HKD	64,000	552,865	1.42
China International Travel Service Corp. Ltd., Class A	CNY	31,032	353,210	0.91
Huazhu Group Ltd. ADR		12,385	427,283	1.10
Kweichow Moutai Co. Ltd., Class A	CNY	1,100	162,020	0.41
Luckin Coffee, Inc. ADR *		7,804	253,552	0.65
New Oriental Education & Technology Group, Inc. ADR *		7,827	951,372	2.44
Prosus N.V. *	EUR	4,707	339,223	0.87
Tencent Holdings Ltd.	HKD	29,900	1,419,744	3.64
Times China Holdings Ltd.	HKD	128,000	223,733	0.57
Weichai Power Co. Ltd., Class H	HKD	185,000	323,675	0.83
Wuxi Biologics Cayman, Inc. *(2)	HKD	32,000	404,935	1.04
Xinyi Solar Holdings Ltd.	HKD	758,000	529,739	1.36
			10,199,192	26.16
Hong Kong (Cost $1,364,072)
AIA Group Ltd.	HKD	99,600	981,956	2.52
Xinyi Glass Holdings Ltd.	HKD	366,000	458,971	1.18
			1,440,927	3.70
Hungary (Cost $330,640)
OTP Bank Nyrt.	HUF	7,708	357,384	0.92
			357,384	0.92
India (Cost $4,534,506)
Eicher Motors Ltd.	INR	2,440	690,427	1.77
HDFC Bank Ltd. ADR		17,834	1,021,532	2.62
ICICI Bank Ltd. ADR		85,384	1,244,899	3.19
Larsen & Toubro Infotech Ltd. (2)	INR	22,143	601,651	1.54
Larsen & Toubro Ltd.	INR	55,595	1,066,950	2.74

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
India (continued)
Reliance Industries Ltd.	INR	27,209	$538,340	1.38
			5,163,799	13.24
Malaysia (Cost $365,904)
My EG Services Bhd.	MYR	1,354,500	342,092	0.88
			342,092	0.88
Mexico (Cost $1,373,534)
Fomento Economico Mexicano S.A.B. de C.V. ADR		7,176	647,060	1.66
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	MXN	30,400	375,730	0.97
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	69,900	429,451	1.10
			1,452,241	3.73
Peru (Cost $301,278)
Credicorp Ltd.		1,397	288,592	0.74
			288,592	0.74
Russian Federation (Cost $2,929,050)
HeadHunter Group PLC ADR		18,093	385,381	0.99
LUKOIL PJSC ADR		8,448	859,076	2.20
Sberbank of Russia PJSC	RUB	170,190	670,392	1.72
TCS Group Holding PLC (Registered)		14,951	355,638	0.91
X5 Retail Group N.V. GDR (Registered)		10,597	388,496	1.00
Yandex N.V., Class A *		22,900	1,026,149	2.63
			3,685,132	9.45
South Africa (Cost $2,068,150)
Naspers Ltd., Class N	ZAR	8,868	1,455,684	3.73
			1,455,684	3.73
South Korea (Cost $3,711,398)
Dentium Co. Ltd.	KRW	7,362	299,595	0.77
Hansol Chemical Co. Ltd.	KRW	8,130	737,692	1.89
NCSoft Corp.	KRW	859	457,012	1.17
Samsung Electronics Co. Ltd. GDR (Registered)		960	1,121,585	2.88
SK Hynix, Inc.	KRW	9,807	760,631	1.95
SK Materials Co. Ltd.	KRW	1,904	248,228	0.64
WONIK IPS Co. Ltd.	KRW	13,708	387,384	0.99
			4,012,127	10.29
Taiwan (Cost $3,851,878)
ASPEED Technology, Inc.	TWD	14,000	428,275	1.10
Delta Electronics, Inc.	TWD	82,000	383,466	0.98
Largan Precision Co. Ltd.	TWD	3,000	467,118	1.20
Nien Made Enterprise Co. Ltd.	TWD	43,000	349,106	0.90
Parade Technologies Ltd.	TWD	24,000	500,793	1.28
Silergy Corp.	TWD	10,000	360,725	0.92
Sinbon Electronics Co. Ltd.	TWD	150,000	635,727	1.63

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
	Currency(1)	Shares	Value	% of Net Assets
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	83,000	$887,911	2.28
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		9,812	529,259	1.36
			4,542,380	11.65
Thailand (Cost $288,721)
CP ALL PCL (Registered)	THB	129,400	293,714	0.75
			293,714	0.75
United Arab Emirates (Cost $669,714)
NMC Health PLC	GBP	25,508	433,893	1.11
			433,893	1.11
Total Common Stocks (Cost $33,796,016)			37,063,277	95.06
Preferred Stocks
Brazil (Cost $1,686,005)
Banco Bradesco S.A. ADR, 6.429% (3)		155,607	1,187,282	3.04
Petroleo Brasileiro S.A. ADR, 0.071% (3)		30,465	403,661	1.04
			1,590,943	4.08
Total Preferred Stocks (Cost $1,686,005)			1,590,943	4.08
Total Investments (Total Cost $35,482,021)			38,654,220	99.14
Other Assets Less Liabilities			336,390	0.86
Net Assets			$38,990,610	100.00

*	Non-income producing security.
(1)	Local currency is stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2020, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.7%
Consumer Discretionary	26.0
Consumer Staples	4.7
Energy	4.6
Financials	19.3
Health Care	4.6
Industrials	5.5
Information Technology	21.4
Materials	3.7

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2020 (Unaudited)
Sector	Percentage of Net Assets
Real Estate	0.6%
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$567,580	$—	$—	$567,580
Brazil	2,828,540	—	—	2,828,540
China	5,089,654	5,109,538	—	10,199,192
Hong Kong	—	1,440,927	—	1,440,927
Hungary	—	357,384	—	357,384
India	2,266,431	2,897,368	—	5,163,799
Malaysia	—	342,092	—	342,092
Mexico	1,452,241	—	—	1,452,241
Peru	288,592	—	—	288,592
Russian Federation	1,411,530	2,273,602	—	3,685,132
South Africa	—	1,455,684	—	1,455,684
South Korea	—	4,012,127	—	4,012,127
Taiwan	529,259	4,013,121	—	4,542,380
Thailand	293,714	—	—	293,714
United Arab Emirates	—	433,893	—	433,893
Total Common Stocks	14,727,541	22,335,736	—	37,063,277
Preferred Stocks
Brazil	1,590,943	—	—	1,590,943
Total Investments	$16,318,484	$22,335,736	$—	$38,654,220